UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7043

Name of Registrant: Vanguard Admiral Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Item 1: Schedule of Investments

Vanguard Admiral Treasury Money Market Fund

Schedule of Investments
As of May 31, 2011

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (108.3%)
United States Treasury Bill	0.150%	6/2/11	1,321,000	1,320,995
United States Treasury Bill	0.110%	6/9/11	1,200,000	1,199,971
United States Treasury Bill	0.090%	6/16/11	918,434	918,400
United States Treasury Bill	0.100%	6/23/11	850,000	849,951
United States Treasury Bill	0.100%–.225%	6/30/11	724,000	723,906
United States Treasury Bill	0.050%	7/7/11	979,556	979,507
United States Treasury Bill	0.180%	7/14/11	573,000	572,877
United States Treasury Bill	0.060%–.190%	7/21/11	1,459,038	1,458,838
United States Treasury Bill	0.065%–.180%	7/28/11	848,000	847,872
United States Treasury Bill	0.050%	8/4/11	1,409,572	1,409,447
United States Treasury Bill	0.030%	8/11/11	1,117,356	1,117,301
United States Treasury Bill	0.030%	8/18/11	1,371,000	1,370,911
United States Treasury Bill	0.060%	8/25/11	1,197,000	1,196,844
United States Treasury Bill	0.060%	9/1/11	1,321,000	1,320,800
United States Treasury Bill	0.150%	9/15/11	250,000	249,888
United States Treasury Bill	0.150%	9/22/11	250,000	249,882
United States Treasury Bill	0.170%	9/29/11	300,000	299,830
United States Treasury Bill	0.110%	10/13/11	558,355	558,126
United States Treasury Bill	0.120%	10/27/11	400,000	399,811
United States Treasury Note/Bond	1.125%	6/30/11	250,000	250,199
Total U.S. Goverment and Agency Obligations (Cost $17,295,356)				17,295,356
Total Investments (108.3%) (Cost $17,295,356)				17,295,356
Other Assets and Liabilities-Net (-8.3%)				(1,327,318)
Net Assets (100%)				15,968,038
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard S&P 500 Value Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.0%)
Home Depot Inc.	5,824	211
Time Warner Inc.	3,884	142
Walt Disney Co.	3,098	129
Lowe's Cos. Inc.	4,904	118
Johnson Controls Inc.	2,407	95
* Ford Motor Co.	5,494	82
CBS Corp. Class B	2,390	67
News Corp. Class A	3,390	62
Target Corp.	1,076	53
Fortune Brands Inc.	541	35
Time Warner Cable Inc.	427	33
Genuine Parts Co.	559	31
JC Penney Co. Inc.	837	30
Carnival Corp.	751	29
Whirlpool Corp.	270	23
Kohl's Corp.	415	22
Staples Inc.	1,288	22
McGraw-Hill Cos. Inc.	470	20
Newell Rubbermaid Inc.	1,030	18
Omnicom Group Inc.	384	18
Harley-Davidson Inc.	471	18
H&R Block Inc.	1,068	17
Macy's Inc.	574	17
Best Buy Co. Inc.	504	16
* Goodyear Tire & Rubber Co.	859	15
* GameStop Corp. Class A	498	14
Leggett & Platt Inc.	519	13
VF Corp.	129	13
Gap Inc.	645	13
Gannett Co. Inc.	854	12
DR Horton Inc.	991	12
Mattel Inc.	448	12
* Sears Holdings Corp.	158	11
International Game Technology	608	11
Abercrombie & Fitch Co.	133	10
* Pulte Group Inc.	1,171	10
* AutoNation Inc.	234	8
Washington Post Co. Class B	20	8
RadioShack Corp.	376	6
Lennar Corp. Class A	284	5
Harman International Industries Inc.	105	5
* Big Lots Inc.	115	4
		1,490
Consumer Staples (9.6%)
Wal-Mart Stores Inc.	6,958	384
Procter & Gamble Co.	5,171	346
CVS Caremark Corp.	4,854	188
Walgreen Co.	3,271	143

Altria Group Inc.	4,823	135
Costco Wholesale Corp.	1,549	128
Kraft Foods Inc.	3,225	113
Archer-Daniels-Midland Co.	2,267	73
Sysco Corp.	2,076	67
Kroger Co.	2,266	56
Kimberly-Clark Corp.	557	38
ConAgra Foods Inc.	1,449	37
JM Smucker Co.	424	34
General Mills Inc.	830	33
Lorillard Inc.	283	33
Safeway Inc.	1,312	32
Molson Coors Brewing Co. Class B	561	26
Reynolds American Inc.	590	23
HJ Heinz Co.	413	23
Tyson Foods Inc. Class A	1,063	20
Kellogg Co.	348	20
Sara Lee Corp.	976	19
* Constellation Brands Inc. Class A	613	13
Clorox Co.	189	13
Hershey Co.	225	13
Campbell Soup Co.	302	11
McCormick & Co. Inc.	183	9
* Dean Foods Co.	646	9
SUPERVALU Inc.	751	8
Hormel Foods Corp.	192	6
		2,053
Energy (18.2%)
Exxon Mobil Corp.	17,606	1,470
Chevron Corp.	7,128	748
ConocoPhillips	5,076	372
Occidental Petroleum Corp.	1,444	156
Marathon Oil Corp.	2,522	137
Anadarko Petroleum Corp.	1,125	90
Apache Corp.	694	87
Hess Corp.	1,064	84
Devon Energy Corp.	954	80
Halliburton Co.	1,554	78
Williams Cos. Inc.	2,075	65
Baker Hughes Inc.	865	64
EOG Resources Inc.	515	56
Valero Energy Corp.	2,027	56
Chesapeake Energy Corp.	1,447	45
Noble Energy Inc.	344	32
Spectra Energy Corp.	1,156	32
* Nabors Industries Ltd.	1,018	28
QEP Resources Inc.	628	27
El Paso Corp.	1,151	24
Murphy Oil Corp.	344	24
Fluor Corp.	266	18
* Rowan Cos. Inc.	450	18
Sunoco Inc.	425	17
Range Resources Corp.	293	16
EQT Corp.	295	16
Cabot Oil & Gas Corp.	211	12
* Tesoro Corp.	506	12
Helmerich & Payne Inc.	170	11

Noble Corp.	218	9
		3,884
Financials (25.3%)
JPMorgan Chase & Co.	14,144	612
* Berkshire Hathaway Inc. Class B	6,146	486
Citigroup Inc.	10,317	425
Bank of America Corp.	35,935	422
Wells Fargo & Co.	9,540	271
Goldman Sachs Group Inc.	1,850	260
US Bancorp	6,824	175
MetLife Inc.	3,744	165
Morgan Stanley	5,481	132
Bank of New York Mellon Corp.	4,408	124
PNC Financial Services Group Inc.	1,867	117
Prudential Financial Inc.	1,724	110
Travelers Cos. Inc.	1,528	95
Capital One Financial Corp.	1,620	88
American Express Co.	1,668	86
ACE Ltd.	1,193	82
State Street Corp.	1,779	81
Chubb Corp.	1,049	69
CME Group Inc.	239	68
BB&T Corp.	2,457	68
AON Corp.	1,181	62
Allstate Corp.	1,883	59
Marsh & McLennan Cos. Inc.	1,923	59
SunTrust Banks Inc.	1,901	53
Progressive Corp.	2,353	51
Loews Corp.	1,121	47
Discover Financial Services	1,928	46
American International Group Inc.	1,546	44
Fifth Third Bancorp	3,264	43
Hartford Financial Services Group Inc.	1,574	42
Weyerhaeuser Co.	1,913	41
M&T Bank Corp.	444	39
Principal Financial Group Inc.	1,144	36
Charles Schwab Corp.	1,950	35
NYSE Euronext	931	34
ProLogis	2,032	34
Lincoln National Corp.	1,126	33
* SLM Corp.	1,875	32
Regions Financial Corp.	4,448	31
Aflac Inc.	654	31
Vornado Realty Trust	314	31
Boston Properties Inc.	270	29
Unum Group	1,094	29
Northern Trust Corp.	562	27
XL Group plc Class A	1,105	26
Franklin Resources Inc.	187	24
HCP Inc.	628	24
Host Hotels & Resorts Inc.	1,338	23
Public Storage	197	23
KeyCorp	2,675	23
Comerica Inc.	625	23
Invesco Ltd.	873	22
BlackRock Inc.	95	20
Kimco Realty Corp.	1,000	19

* Genworth Financial Inc. Class A	1,732	19
Health Care REIT Inc.	354	19
Legg Mason Inc.	545	18
Torchmark Corp.	276	18
Cincinnati Financial Corp.	578	18
People's United Financial Inc.	1,266	17
Zions Bancorporation	650	15
Marshall & Ilsley Corp.	1,871	15
* E*Trade Financial Corp.	894	14
Huntington Bancshares Inc.	2,125	14
* NASDAQ OMX Group Inc.	531	14
Assurant Inc.	355	13
Moody's Corp.	325	13
Plum Creek Timber Co. Inc.	306	12
Leucadia National Corp.	280	10
First Horizon National Corp.	933	10
Hudson City Bancorp Inc.	845	8
Apartment Investment & Management Co.	191	5
Janus Capital Group Inc.	343	4
Federated Investors Inc. Class B	119	3
		5,390
Health Care (10.1%)
Pfizer Inc.	28,387	609
Johnson & Johnson	3,888	262
UnitedHealth Group Inc.	3,878	190
Merck & Co. Inc.	3,832	141
WellPoint Inc.	1,336	104
Covidien plc	1,755	96
* Amgen Inc.	1,525	92
Bristol-Myers Squibb Co.	2,777	80
McKesson Corp.	901	77
Aetna Inc.	1,367	60
Cardinal Health Inc.	1,236	56
Medtronic Inc.	1,365	56
* Humana Inc.	599	48
Baxter International Inc.	737	44
* Boston Scientific Corp.	5,379	39
* Thermo Fisher Scientific Inc.	554	36
Becton Dickinson and Co.	282	25
* CareFusion Corp.	789	23
AmerisourceBergen Corp. Class A	481	20
* Coventry Health Care Inc.	526	18
* Zimmer Holdings Inc.	250	17
Quest Diagnostics Inc.	277	16
* Cephalon Inc.	163	13
* Forest Laboratories Inc.	346	12
DENTSPLY International Inc.	202	8
PerkinElmer Inc.	187	5
		2,147
Industrials (11.6%)
General Electric Co.	37,701	740
United Parcel Service Inc. Class B	1,685	124
Caterpillar Inc.	1,043	110
3M Co.	1,136	107
FedEx Corp.	1,117	105
United Technologies Corp.	1,146	101
Boeing Co.	1,047	82

Lockheed Martin Corp.	1,022	80
Union Pacific Corp.	678	71
Northrop Grumman Corp.	1,034	67
Emerson Electric Co.	1,208	66
Honeywell International Inc.	1,003	60
Norfolk Southern Corp.	747	55
Illinois Tool Works Inc.	833	48
Tyco International Ltd.	892	44
General Dynamics Corp.	580	43
CSX Corp.	525	42
Danaher Corp.	748	41
Waste Management Inc.	1,034	40
PACCAR Inc.	742	37
Raytheon Co.	663	33
Eaton Corp.	626	32
L-3 Communications Holdings Inc.	376	31
Textron Inc.	972	22
Stanley Black & Decker Inc.	296	22
Parker Hannifin Corp.	237	21
Dover Corp.	308	21
* Jacobs Engineering Group Inc.	445	20
Masco Corp.	1,269	18
ITT Corp.	309	18
Expeditors International of Washington Inc.	331	17
Pitney Bowes Inc.	727	17
Southwest Airlines Co.	1,374	16
RR Donnelley & Sons Co.	732	16
Republic Services Inc. Class A	492	15
* Quanta Services Inc.	758	15
Cintas Corp.	455	15
Iron Mountain Inc.	319	11
Ryder System Inc.	184	10
Avery Dennison Corp.	238	10
Robert Half International Inc.	299	8
Snap-On Inc.	113	7
Equifax Inc.	175	7
Massey Energy Co.	8	1
		2,466
Information Technology (5.3%)
Intel Corp.	8,174	184
Cisco Systems Inc.	8,430	142
Hewlett-Packard Co.	3,547	133
* Dell Inc.	5,961	96
* Motorola Solutions Inc.	1,198	57
Xerox Corp.	4,960	51
Corning Inc.	2,064	42
* Yahoo! Inc.	2,469	41
Applied Materials Inc.	2,854	39
Automatic Data Processing Inc.	634	35
Fidelity National Information Services Inc.	949	31
* Adobe Systems Inc.	868	30
* Motorola Mobility Holdings Inc.	1,049	26
Computer Sciences Corp.	552	22
* NVIDIA Corp.	892	18
* Electronic Arts Inc.	697	17
Paychex Inc.	493	16
Jabil Circuit Inc.	692	15

* Fiserv Inc.	221	14
KLA-Tencor Corp.	306	13
National Semiconductor Corp.	446	11
CA Inc.	450	11
Harris Corp.	205	10
* SAIC Inc.	567	10
VeriSign Inc.	276	10
* LSI Corp.	1,224	9
* MEMC Electronic Materials Inc.	808	8
Molex Inc.	309	8
* Lexmark International Inc. Class A	278	8
Total System Services Inc.	352	7
* Novellus Systems Inc.	169	6
Tellabs Inc.	1,309	6
* Teradyne Inc.	282	4
* Monster Worldwide Inc.	225	3
* Compuware Corp.	272	3
		1,136
Materials (3.1%)
Dow Chemical Co.	4,147	150
EI du Pont de Nemours & Co.	1,338	71
Alcoa Inc.	3,785	64
Monsanto Co.	855	61
International Paper Co.	1,562	49
Nucor Corp.	1,117	47
Air Products & Chemicals Inc.	344	33
MeadWestvaco Corp.	601	20
PPG Industries Inc.	226	20
* Owens-Illinois Inc.	583	19
Vulcan Materials Co.	455	18
United States Steel Corp.	390	18
Allegheny Technologies Inc.	226	15
Sealed Air Corp.	564	14
Sherwin-Williams Co.	155	14
Eastman Chemical Co.	125	13
Bemis Co. Inc.	383	13
AK Steel Holding Corp.	393	6
Airgas Inc.	85	6
* Titanium Metals Corp.	187	3
		654
Telecommunication Services (3.5%)
AT&T Inc.	12,175	384
Verizon Communications Inc.	6,028	223
* Sprint Nextel Corp.	10,570	62
CenturyLink Inc.	1,056	45
Frontier Communications Corp.	1,879	17
Windstream Corp.	699	9
		740
Utilities (6.3%)
Exelon Corp.	2,347	98
Duke Energy Corp.	4,728	89
NextEra Energy Inc.	1,498	87
Southern Co.	1,829	73
FirstEnergy Corp.	1,480	66
American Electric Power Co. Inc.	1,713	65
PG&E Corp.	1,403	61
Public Service Enterprise Group Inc.	1,791	60

PPL Corp.	2,000	56
Dominion Resources Inc.	1,179	56
Consolidated Edison Inc.	1,038	55
Progress Energy Inc.	1,046	50
Sempra Energy	851	47
Edison International	1,154	45
Entergy Corp.	633	43
Xcel Energy Inc.	1,719	43
DTE Energy Co.	599	31
* AES Corp.	2,361	31
CenterPoint Energy Inc.	1,519	29
Oneok Inc.	384	27
Constellation Energy Group Inc.	712	27
Ameren Corp.	848	25
Northeast Utilities	625	22
* NRG Energy Inc.	884	22
NiSource Inc.	985	20
CMS Energy Corp.	901	18
Pinnacle West Capital Corp.	383	17
SCANA Corp.	403	16
Pepco Holdings Inc.	793	16
TECO Energy Inc.	758	15
Integrys Energy Group Inc.	276	15
Wisconsin Energy Corp.	448	14
Nicor Inc.	161	9
		1,348
Total Common Stocks (Cost $19,688)		21,308
Total Investments (100.0%) (Cost $19,688)		21,308
Other Assets and Liabilities-Net (0.0%)		—
Net Assets (100%)		21,308
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P 500 Value Index Fund

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $19,688,000. Net unrealized appreciation of investment securities for tax purposes was $1,620,000, consisting of unrealized gains of $1,892,000 on securities that had risen in value since their purchase and $272,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P 500 Growth Index Fund

Schedule of Investments
As of May 31, 2011

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.0%)
	McDonald's Corp.	7,886	643
*	Amazon.com Inc.	2,694	530
	Comcast Corp. Class A	20,989	530
	Walt Disney Co.	7,752	323
*	DIRECTV Class A	5,995	301
*	Ford Motor Co.	16,866	252
	NIKE Inc. Class B	2,895	244
	Viacom Inc. Class B	4,515	228
	Starbucks Corp.	5,639	207
	Yum! Brands Inc.	3,534	195
*	priceline.com Inc.	373	192
	News Corp. Class A	10,025	184
	TJX Cos. Inc.	2,989	158
	Target Corp.	3,050	151
	Coach Inc.	2,238	142
	Time Warner Cable Inc.	1,690	131
*	Bed Bath & Beyond Inc.	1,921	104
*	Discovery Communications Inc. Class A	2,125	93
*	Netflix Inc.	332	90
	Starwood Hotels & Resorts Worldwide Inc.	1,451	88
	Wynn Resorts Ltd.	573	84
	Marriott International Inc. Class A	2,194	83
	Limited Brands Inc.	1,998	80
	Ross Stores Inc.	898	74
	Tiffany & Co.	952	72
	Kohl's Corp.	1,331	71
*	Chipotle Mexican Grill Inc. Class A	235	68
	Carnival Corp.	1,659	64
*	O'Reilly Automotive Inc.	1,069	64
	Polo Ralph Lauren Corp. Class A	495	63
	Cablevision Systems Corp. Class A	1,755	62
	Omnicom Group Inc.	1,330	62
*	AutoZone Inc.	202	59
	Nordstrom Inc.	1,267	59
	Macy's Inc.	1,983	57
	McGraw-Hill Cos. Inc.	1,320	56
	Family Dollar Stores Inc.	952	53
	Darden Restaurants Inc.	1,045	53
*	CarMax Inc.	1,703	51
	Hasbro Inc.	1,039	48
	Staples Inc.	2,728	46
	Wyndham Worldwide Corp.	1,315	46
	Best Buy Co. Inc.	1,403	45
	Interpublic Group of Cos. Inc.	3,690	44
	Mattel Inc.	1,658	44
	Expedia Inc.	1,521	43
*	Apollo Group Inc. Class A	929	38
	VF Corp.	379	38
	Scripps Networks Interactive Inc. Class A	682	34

Gap Inc.	1,750	34
* Urban Outfitters Inc.	967	29
Abercrombie & Fitch Co.	384	29
Harley-Davidson Inc.	781	29
DeVry Inc.	463	25
International Game Technology	968	17
Harman International Industries Inc.	302	14
Lennar Corp. Class A	601	11
* Big Lots Inc.	328	11
		6,646
Consumer Staples (11.9%)
Coca-Cola Co.	17,342	1,158
Philip Morris International Inc.	13,584	975
PepsiCo Inc.	11,992	853
Procter & Gamble Co.	10,162	681
Colgate-Palmolive Co.	3,731	326
Kraft Foods Inc.	6,347	222
Altria Group Inc.	5,538	155
Kimberly-Clark Corp.	1,861	127
General Mills Inc.	3,034	121
Mead Johnson Nutrition Co.	1,546	105
Avon Products Inc.	3,253	97
Estee Lauder Cos. Inc. Class A	866	89
HJ Heinz Co.	1,562	86
Coca-Cola Enterprises Inc.	2,491	72
Dr Pepper Snapple Group Inc.	1,691	70
Whole Foods Market Inc.	1,116	68
Kellogg Co.	1,158	66
Lorillard Inc.	494	57
Brown-Forman Corp. Class B	776	56
Reynolds American Inc.	1,305	52
Sara Lee Corp.	2,341	46
Clorox Co.	643	45
Hershey Co.	690	38
McCormick & Co. Inc.	614	31
Campbell Soup Co.	731	25
Hormel Foods Corp.	636	19
		5,640
Energy (7.4%)
Schlumberger Ltd.	10,287	882
Occidental Petroleum Corp.	3,070	331
National Oilwell Varco Inc.	3,182	231
Halliburton Co.	3,596	180
Apache Corp.	1,418	177
Peabody Energy Corp.	2,048	126
* Southwestern Energy Co.	2,626	115
Anadarko Petroleum Corp.	1,348	107
Baker Hughes Inc.	1,442	107
EOG Resources Inc.	930	101
Devon Energy Corp.	1,197	101
* Cameron International Corp.	1,853	88
Consol Energy Inc.	1,711	88
* FMC Technologies Inc.	1,815	81
Pioneer Natural Resources Co.	881	81
* Newfield Exploration Co.	1,013	76
El Paso Corp.	3,353	71
Spectra Energy Corp.	2,448	67

* Denbury Resources Inc.	3,036	67
Noble Corp.	1,445	60
Chesapeake Energy Corp.	1,897	59
Noble Energy Inc.	597	56
Fluor Corp.	759	52
Murphy Oil Corp.	726	50
Diamond Offshore Drilling Inc.	524	39
Range Resources Corp.	592	33
Helmerich & Payne Inc.	447	28
EQT Corp.	508	27
Cabot Oil & Gas Corp.	337	20
		3,501
Financials (5.6%)
Wells Fargo & Co.	19,514	554
Simon Property Group Inc.	2,243	265
American Express Co.	4,344	224
Equity Residential	2,225	137
T Rowe Price Group Inc.	1,959	124
Ameriprise Financial Inc.	1,860	114
BlackRock Inc.	520	107
Aflac Inc.	2,168	104
Franklin Resources Inc.	700	91
AvalonBay Communities Inc.	650	86
Public Storage	632	75
Ventas Inc.	1,235	70
* IntercontinentalExchange Inc.	553	67
HCP Inc.	1,699	64
Charles Schwab Corp.	3,402	61
* CB Richard Ellis Group Inc. Class A	2,203	58
Vornado Realty Trust	568	56
Boston Properties Inc.	507	55
Invesco Ltd.	1,638	40
Host Hotels & Resorts Inc.	2,261	40
Moody's Corp.	811	32
Leucadia National Corp.	894	32
Northern Trust Corp.	642	31
Health Care REIT Inc.	576	31
Plum Creek Timber Co. Inc.	559	23
Hudson City Bancorp Inc.	2,186	20
Kimco Realty Corp.	949	18
Huntington Bancshares Inc.	2,021	13
Apartment Investment & Management Co.	479	13
KeyCorp	1,508	13
Federated Investors Inc. Class B	442	11
Janus Capital Group Inc.	666	7
		2,636
Health Care (13.2%)
Johnson & Johnson	12,405	835
Abbott Laboratories	11,685	610
Merck & Co. Inc.	15,148	557
Eli Lilly & Co.	7,696	296
* Gilead Sciences Inc.	6,009	251
* Express Scripts Inc.	3,991	238
* Amgen Inc.	3,807	230
* Celgene Corp.	3,517	214
Medtronic Inc.	5,176	211
Bristol-Myers Squibb Co.	6,954	200

Allergan Inc.	2,312	191
* Medco Health Solutions Inc.	3,057	183
* Biogen Idec Inc.	1,822	173
Baxter International Inc.	2,799	167
Stryker Corp.	2,547	159
* Agilent Technologies Inc.	2,614	130
St. Jude Medical Inc.	2,463	125
* Thermo Fisher Scientific Inc.	1,768	116
* Intuitive Surgical Inc.	294	103
CIGNA Corp.	2,052	102
Becton Dickinson and Co.	1,067	93
* Mylan Inc.	3,306	78
* Edwards Lifesciences Corp.	868	77
* Laboratory Corp. of America Holdings	759	76
CR Bard Inc.	642	72
* Life Technologies Corp.	1,359	71
* Hospira Inc.	1,259	70
* Waters Corp.	688	68
* Cerner Corp.	543	65
* Zimmer Holdings Inc.	913	62
* Watson Pharmaceuticals Inc.	952	61
* Varian Medical Systems Inc.	907	61
* DaVita Inc.	723	61
* Forest Laboratories Inc.	1,425	51
AmerisourceBergen Corp. Class A	1,063	44
Quest Diagnostics Inc.	585	34
DENTSPLY International Inc.	657	26
Patterson Cos. Inc.	730	25
* Tenet Healthcare Corp.	3,666	23
* Cephalon Inc.	232	18
PerkinElmer Inc.	468	13
		6,240
Industrials (10.6%)
United Technologies Corp.	4,523	397
United Parcel Service Inc. Class B	3,877	285
3M Co.	2,960	279
Caterpillar Inc.	2,609	276
Deere & Co.	3,183	274
Boeing Co.	3,338	261
Union Pacific Corp.	2,266	238
Honeywell International Inc.	3,792	226
Emerson Electric Co.	3,139	171
Precision Castparts Corp.	1,083	170
Cummins Inc.	1,494	157
Danaher Corp.	2,490	136
CSX Corp.	1,677	133
Ingersoll-Rand plc	2,496	125
General Dynamics Corp.	1,575	117
Illinois Tool Works Inc.	1,996	114
CH Robinson Worldwide Inc.	1,254	101
Rockwell Automation Inc.	1,079	90
Goodrich Corp.	950	83
Tyco International Ltd.	1,680	83
Norfolk Southern Corp.	1,107	81
Fastenal Co.	2,236	74
Rockwell Collins Inc.	1,169	71
Joy Global Inc.	792	71

WW Grainger Inc.	441	67
Raytheon Co.	1,303	66
Parker Hannifin Corp.	720	64
Eaton Corp.	1,235	64
Roper Industries Inc.	718	60
PACCAR Inc.	1,186	59
* Stericycle Inc.	644	57
Waste Management Inc.	1,400	54
Massey Energy Co.	796	53
Dover Corp.	758	51
Flowserve Corp.	420	51
Pall Corp.	871	49
Expeditors International of Washington Inc.	898	47
Stanley Black & Decker Inc.	635	47
ITT Corp.	735	42
Republic Services Inc. Class A	1,277	40
Southwest Airlines Co.	3,044	36
Dun & Bradstreet Corp.	375	30
Iron Mountain Inc.	823	28
Equifax Inc.	557	21
Robert Half International Inc.	479	13
Avery Dennison Corp.	310	13
Snap-On Inc.	197	12
		5,037
Information Technology (30.1%)
* Apple Inc.	6,964	2,422
International Business Machines Corp.	9,218	1,557
Microsoft Corp.	55,888	1,398
Oracle Corp.	29,406	1,006
* Google Inc. Class A	1,896	1,003
Qualcomm Inc.	12,425	728
Intel Corp.	24,060	542
* EMC Corp.	15,627	445
Cisco Systems Inc.	23,817	400
Hewlett-Packard Co.	8,876	332
Texas Instruments Inc.	8,856	313
Visa Inc. Class A	3,664	297
* eBay Inc.	8,640	269
Mastercard Inc. Class A	731	210
* Cognizant Technology Solutions Corp. Class A	2,300	175
* NetApp Inc.	2,783	152
Corning Inc.	7,456	150
* Juniper Networks Inc.	4,048	148
* Salesforce.com Inc.	896	136
Automatic Data Processing Inc.	2,399	132
Broadcom Corp. Class A	3,601	130
* Citrix Systems Inc.	1,419	124
Altera Corp.	2,421	116
* Symantec Corp.	5,760	113
* Intuit Inc.	2,055	111
Western Union Co.	4,879	100
Analog Devices Inc.	2,271	94
* SanDisk Corp.	1,787	85
* Yahoo! Inc.	4,661	77
* BMC Software Inc.	1,350	75
* Autodesk Inc.	1,728	74
Amphenol Corp. Class A	1,329	72

* Teradata Corp.	1,271	71
Xilinx Inc.	1,970	70
* F5 Networks Inc.	613	70
* Adobe Systems Inc.	1,993	69
* Micron Technology Inc.	6,468	66
* Western Digital Corp.	1,750	64
* Red Hat Inc.	1,457	64
Linear Technology Corp.	1,714	59
Microchip Technology Inc.	1,429	57
Applied Materials Inc.	3,880	53
* First Solar Inc.	410	51
* NVIDIA Corp.	2,500	50
* Akamai Technologies Inc.	1,416	48
CA Inc.	1,940	45
Paychex Inc.	1,380	45
FLIR Systems Inc.	1,203	44
* Fiserv Inc.	628	41
* Advanced Micro Devices Inc.	4,330	38
* JDS Uniphase Corp.	1,685	34
Harris Corp.	529	26
KLA-Tencor Corp.	604	26
* Electronic Arts Inc.	1,054	26
VeriSign Inc.	716	25
National Semiconductor Corp.	885	22
* SAIC Inc.	1,021	18
* LSI Corp.	2,000	15
* Teradyne Inc.	816	13
* Novellus Systems Inc.	332	12
* Compuware Corp.	1,093	11
Molex Inc.	388	11
Total System Services Inc.	453	8
* Monster Worldwide Inc.	522	8
		14,246
Materials (4.1%)
Freeport-McMoRan Copper & Gold Inc.	7,150	369
Praxair Inc.	2,295	243
EI du Pont de Nemours & Co.	4,109	219
Newmont Mining Corp.	3,733	211
Monsanto Co.	2,233	159
Ecolab Inc.	1,761	97
Cliffs Natural Resources Inc.	1,026	93
Air Products & Chemicals Inc.	894	85
CF Industries Holdings Inc.	541	83
PPG Industries Inc.	731	65
Sigma-Aldrich Corp.	922	65
Ball Corp.	1,276	51
FMC Corp.	539	46
International Flavors & Fragrances Inc.	608	39
Sherwin-Williams Co.	346	30
Eastman Chemical Co.	275	29
Airgas Inc.	353	24
Allegheny Technologies Inc.	319	21
United States Steel Corp.	259	12
* Titanium Metals Corp.	286	5
		1,946
Telecommunication Services (2.7%)
AT&T Inc.	18,767	592

Verizon Communications Inc.	8,548	316
* American Tower Corp. Class A	3,008	167
CenturyLink Inc.	2,255	97
* MetroPCS Communications Inc.	1,985	36
Frontier Communications Corp.	3,529	31
Windstream Corp.	2,284	31
		1,270
Utilities (0.4%)
Southern Co.	2,489	100
Dominion Resources Inc.	1,885	90
Wisconsin Energy Corp.	812	25
		215
Total Common Stocks (Cost $42,592)		47,377
Total Investments (100.0%) (Cost $42,592)		47,377
Other Assets and Liabilities-Net (0.0%)		4
Net Assets (100%)		47,381
* Non-income-producing security.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $42,592,000. Net unrealized appreciation of investment securities for tax purposes was $4,785,000, consisting of unrealized gains of $5,132,000 on securities that had risen in value since their purchase and $347,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.2%)
* BorgWarner Inc.	4,313	313
* Dollar Tree Inc.	4,833	308
* Fossil Inc.	1,952	207
PetSmart Inc.	4,539	206
Advance Auto Parts Inc.	3,090	192
Tractor Supply Co.	2,811	178
Phillips-Van Heusen Corp.	2,588	171
* NVR Inc.	228	170
Gentex Corp.	5,499	161
Williams-Sonoma Inc.	4,058	159
Tupperware Brands Corp.	2,425	159
* Panera Bread Co. Class A	1,215	152
* LKQ Corp.	5,629	150
Foot Locker Inc.	5,985	149
Polaris Industries Inc.	1,317	145
* Mohawk Industries Inc.	2,173	145
* Dick's Sporting Goods Inc.	3,422	136
* Deckers Outdoor Corp.	1,490	136
* Toll Brothers Inc.	5,603	122
* Hanesbrands Inc.	3,720	113
Guess? Inc.	2,451	112
Sotheby's	2,589	110
Service Corp. International	9,270	106
Chico's FAS Inc.	6,857	103
American Eagle Outfitters Inc.	7,555	100
John Wiley & Sons Inc. Class A	1,806	96
* Warnaco Group Inc.	1,688	93
* Ascena Retail Group Inc.	2,677	90
* Under Armour Inc. Class A	1,364	89
Brinker International Inc.	3,267	84
Rent-A-Center Inc.	2,439	79
Aaron's Inc.	2,785	79
* Cheesecake Factory Inc.	2,314	73
* Saks Inc.	6,213	70
* WMS Industries Inc.	2,225	70
* Bally Technologies Inc.	1,685	66
* DreamWorks Animation SKG Inc. Class A	2,773	66
* Lamar Advertising Co. Class A	2,218	64
Wendy's/Arby's Group Inc. Class A	12,459	63
* ITT Educational Services Inc.	898	62
* Life Time Fitness Inc.	1,621	60
* Aeropostale Inc.	3,141	59
* ANN Inc.	2,096	59
Strayer Education Inc.	487	59
Thor Industries Inc.	1,638	53
* Career Education Corp.	2,418	52
* Timberland Co. Class A	1,482	48
* Office Depot Inc.	10,697	45
Matthews International Corp. Class A	1,144	45

Meredith Corp.	1,408	44
MDC Holdings Inc.	1,460	39
* Collective Brands Inc.	2,407	38
* 99 Cents Only Stores	1,793	37
* New York Times Co. Class A	4,606	37
American Greetings Corp. Class A	1,532	37
Bob Evans Farms Inc.	1,159	36
* Eastman Kodak Co.	10,269	34
KB Home	2,758	34
Regis Corp.	2,230	33
International Speedway Corp. Class A	1,120	32
Ryland Group Inc.	1,689	31
Barnes & Noble Inc.	1,500	29
Scholastic Corp.	909	25
* Scientific Games Corp. Class A	2,428	24
* Boyd Gaming Corp.	2,145	20
Harte-Hanks Inc.	1,487	12
		6,169
Consumer Staples (4.1%)
* Green Mountain Coffee Roasters Inc.	4,741	390
Church & Dwight Co. Inc.	2,752	231
* Energizer Holdings Inc.	2,727	210
* Hansen Natural Corp.	2,680	192
* Ralcorp Holdings Inc.	2,122	187
Corn Products International Inc.	2,941	167
* Smithfield Foods Inc.	6,409	134
* BJ's Wholesale Club Inc.	2,108	106
Flowers Foods Inc.	2,913	97
Ruddick Corp.	1,651	73
Lancaster Colony Corp.	736	45
Universal Corp.	896	38
Tootsie Roll Industries Inc.	955	28
		1,898
Energy (6.1%)
Cimarex Energy Co.	3,301	317
* Plains Exploration & Production Co.	5,408	199
Arch Coal Inc.	6,271	187
Patterson-UTI Energy Inc.	5,952	186
* Oceaneering International Inc.	2,089	170
SM Energy Co.	2,449	163
* Oil States International Inc.	1,964	155
Southern Union Co.	4,812	146
* Forest Oil Corp.	4,370	131
Frontier Oil Corp.	4,083	122
* Superior Energy Services Inc.	3,046	114
CARBO Ceramics Inc.	730	110
Tidewater Inc.	1,986	108
* Dril-Quip Inc.	1,330	99
* Atwood Oceanics Inc.	2,172	94
* Unit Corp.	1,538	89
* Patriot Coal Corp.	3,526	81
* Bill Barrett Corp.	1,810	81
* Helix Energy Solutions Group Inc.	4,089	72
* Quicksilver Resources Inc.	4,677	67
* Comstock Resources Inc.	1,841	55
* Exterran Holdings Inc.	2,440	53
* Northern Oil and Gas Inc.	2,094	42

Overseas Shipholding Group Inc.	1,024	28
		2,869
Financials (19.9%)
SL Green Realty Corp.	3,199	288
Macerich Co.	5,031	274
New York Community Bancorp Inc.	16,866	273
AMB Property Corp.	6,539	242
Nationwide Health Properties Inc.	4,882	214
* Affiliated Managers Group Inc.	2,004	212
Federal Realty Investment Trust	2,376	208
Rayonier Inc.	3,129	208
Alexandria Real Estate Equities Inc.	2,352	194
Everest Re Group Ltd.	2,101	187
UDR Inc.	7,044	184
Reinsurance Group of America Inc. Class A	2,853	181
* MSCI Inc. Class A	4,620	175
Camden Property Trust	2,694	173
Essex Property Trust Inc.	1,242	171
Realty Income Corp.	4,852	171
First Niagara Financial Group Inc.	11,919	169
Jones Lang LaSalle Inc.	1,655	161
Regency Centers Corp.	3,470	161
Liberty Property Trust	4,423	159
WR Berkley Corp.	4,465	148
HCC Insurance Holdings Inc.	4,435	147
Duke Realty Corp.	9,747	147
Eaton Vance Corp.	4,599	145
BRE Properties Inc.	2,808	143
Raymond James Financial Inc.	3,899	139
Fidelity National Financial Inc. Class A	8,636	138
Cullen/Frost Bankers Inc.	2,362	138
SEI Investments Co.	5,604	132
Senior Housing Properties Trust	5,452	132
Taubman Centers Inc.	2,154	130
Waddell & Reed Financial Inc. Class A	3,317	128
Commerce Bancshares Inc.	2,988	128
Old Republic International Corp.	10,008	124
Weingarten Realty Investors	4,652	124
Jefferies Group Inc.	5,513	122
Arthur J Gallagher & Co.	4,193	120
Brown & Brown Inc.	4,513	119
Mack-Cali Realty Corp.	3,352	119
Hospitality Properties Trust	4,766	118
East West Bancorp Inc.	5,737	115
Transatlantic Holdings Inc.	2,407	112
American Financial Group Inc.	2,959	105
City National Corp.	1,817	102
Highwoods Properties Inc.	2,769	100
* SVB Financial Group	1,638	97
Corporate Office Properties Trust	2,730	97
Associated Banc-Corp	6,686	94
TCF Financial Corp.	6,025	91
Valley National Bancorp	6,516	89
Bank of Hawaii Corp.	1,842	87
Apollo Investment Corp.	7,548	86
Fulton Financial Corp.	7,648	85
Omega Healthcare Investors Inc.	3,862	82

Protective Life Corp.	3,308	80
Prosperity Bancshares Inc.	1,796	79
StanCorp Financial Group Inc.	1,765	76
Aspen Insurance Holdings Ltd.	2,713	73
Synovus Financial Corp.	30,167	72
Hanover Insurance Group Inc.	1,748	72
Washington Federal Inc.	4,340	69
FirstMerit Corp.	4,202	68
First American Financial Corp.	4,041	65
Webster Financial Corp.	2,826	59
Mercury General Corp.	1,376	57
Unitrin Inc.	1,909	57
Westamerica Bancorporation	1,121	56
Potlatch Corp.	1,545	56
Greenhill & Co. Inc.	985	55
Trustmark Corp.	2,195	52
Cathay General Bancorp	3,034	49
Astoria Financial Corp.	3,192	46
Equity One Inc.	2,348	46
* Kindred Healthcare Inc.	1,528	38
BancorpSouth Inc.	2,842	36
Cousins Properties Inc.	3,958	35
International Bancshares Corp.	2,017	34
PacWest Bancorp	1,247	26
		9,344
Health Care (11.0%)
* Vertex Pharmaceuticals Inc.	7,889	426
Perrigo Co.	3,208	274
* Henry Schein Inc.	3,547	255
* Hologic Inc.	10,066	216
* Mettler-Toledo International Inc.	1,248	209
Universal Health Services Inc. Class B	3,762	205
* ResMed Inc.	5,918	191
* Endo Pharmaceuticals Holdings Inc.	4,527	188
* IDEXX Laboratories Inc.	2,213	174
* Gen-Probe Inc.	1,864	152
* Allscripts Healthcare Solutions Inc.	7,297	147
* Kinetic Concepts Inc.	2,423	144
Omnicare Inc.	4,512	142
* Mednax Inc.	1,853	139
* Covance Inc.	2,324	137
Cooper Cos. Inc.	1,785	134
Pharmaceutical Product Development Inc.	4,447	128
* United Therapeutics Corp.	1,962	127
Techne Corp.	1,433	117
* Catalyst Health Solutions Inc.	1,911	117
* Health Net Inc.	3,603	116
Lincare Holdings Inc.	3,717	113
Hill-Rom Holdings Inc.	2,436	111
* Health Management Associates Inc. Class A	9,720	111
* Community Health Systems Inc.	3,581	103
Teleflex Inc.	1,537	95
* Bio-Rad Laboratories Inc. Class A	750	93
Medicis Pharmaceutical Corp. Class A	2,266	85
Owens & Minor Inc.	2,438	84
* LifePoint Hospitals Inc.	1,978	83
STERIS Corp.	2,280	82

* VCA Antech Inc.	3,312	81
* WellCare Health Plans Inc.	1,642	81
* Thoratec Corp.	2,265	79
* Charles River Laboratories International Inc.	1,982	77
Masimo Corp.	2,288	70
* Immucor Inc.	2,702	56
		5,142
Industrials (15.5%)
Bucyrus International Inc. Class A	3,144	289
AMETEK Inc.	6,205	270
* Kansas City Southern	4,236	250
KBR Inc.	5,838	218
Manpower Inc.	3,161	193
* AGCO Corp.	3,644	188
Donaldson Co. Inc.	2,969	177
Gardner Denver Inc.	2,015	169
SPX Corp.	1,953	162
Timken Co.	3,136	162
Hubbell Inc. Class B	2,340	155
JB Hunt Transport Services Inc.	3,373	155
Pentair Inc.	3,799	154
* BE Aerospace Inc.	3,948	148
IDEX Corp.	3,183	144
Waste Connections Inc.	4,399	138
* URS Corp.	3,113	137
Nordson Corp.	2,634	137
Kennametal Inc.	3,172	132
* Aecom Technology Corp.	4,583	131
Wabtec Corp.	1,852	125
* Terex Corp.	4,212	125
Lincoln Electric Holdings Inc.	1,626	121
MSC Industrial Direct Co. Class A	1,739	121
* Shaw Group Inc.	3,284	120
* Kirby Corp.	2,072	119
Graco Inc.	2,321	117
Carlisle Cos. Inc.	2,356	115
Towers Watson & Co. Class A	1,756	111
* Thomas & Betts Corp.	2,017	110
* Copart Inc.	2,307	108
Trinity Industries Inc.	3,080	106
Harsco Corp.	3,115	104
Regal-Beloit Corp.	1,492	103
Acuity Brands Inc.	1,668	102
* Oshkosh Corp.	3,504	97
* Corrections Corp. of America	4,215	97
* Alaska Air Group Inc.	1,377	93
Alliant Techsystems Inc.	1,290	92
* Clean Harbors Inc.	883	89
Landstar System Inc.	1,849	88
UTi Worldwide Inc.	3,932	87
Crane Co.	1,774	87
Con-way Inc.	2,116	84
Valmont Industries Inc.	824	83
Lennox International Inc.	1,743	81
Woodward Inc.	2,271	80
Alexander & Baldwin Inc.	1,587	78
Watsco Inc.	1,082	72

GATX Corp.	1,792	71
* Huntington Ingalls Industries Inc.	1,875	69
Triumph Group Inc.	725	68
* United Rentals Inc.	2,339	64
* FTI Consulting Inc.	1,612	62
Corporate Executive Board Co.	1,326	56
Herman Miller Inc.	2,205	55
Brink's Co.	1,796	53
Deluxe Corp.	1,984	51
Rollins Inc.	2,449	49
* JetBlue Airways Corp.	7,817	48
Mine Safety Appliances Co.	1,187	45
HNI Corp.	1,731	43
Werner Enterprises Inc.	1,714	43
* Korn/Ferry International	1,772	38
Granite Construction Inc.	1,302	36
		7,275
Information Technology (16.3%)
* Atmel Corp.	17,633	265
* Rovi Corp.	4,359	253
* Informatica Corp.	4,074	239
* Lam Research Corp.	4,769	224
* Riverbed Technology Inc.	5,824	221
* Avnet Inc.	5,893	213
* Trimble Navigation Ltd.	4,716	206
* ANSYS Inc.	3,543	203
Factset Research Systems Inc.	1,789	198
* Arrow Electronics Inc.	4,432	198
* Polycom Inc.	3,385	194
* Alliance Data Systems Corp.	1,974	185
* Cree Inc.	4,222	185
* Skyworks Solutions Inc.	7,158	182
* Equinix Inc.	1,776	180
* TIBCO Software Inc.	6,388	180
* Varian Semiconductor Equipment Associates Inc.	2,899	178
* Rackspace Hosting Inc.	3,799	167
Solera Holdings Inc.	2,720	161
Global Payments Inc.	3,080	160
* MICROS Systems Inc.	3,121	159
* Synopsys Inc.	5,826	159
* Cypress Semiconductor Corp.	6,703	157
* Gartner Inc.	3,298	129
* NCR Corp.	6,181	121
* Ingram Micro Inc.	6,152	117
* Cadence Design Systems Inc.	10,365	111
Broadridge Financial Solutions Inc.	4,838	111
ADTRAN Inc.	2,492	107
* Parametric Technology Corp.	4,560	106
Jack Henry & Associates Inc.	3,326	104
* Vishay Intertechnology Inc.	6,380	101
National Instruments Corp.	3,439	100
* Ciena Corp.	3,665	98
* Zebra Technologies Corp.	2,143	95
Lender Processing Services Inc.	3,431	91
* Concur Technologies Inc.	1,803	90
* Fairchild Semiconductor International Inc. Class A	4,878	88
* Tech Data Corp.	1,790	85

* AOL Inc.	4,106	85
Diebold Inc.	2,541	84
* Itron Inc.	1,556	80
* International Rectifier Corp.	2,681	77
* CoreLogic Inc.	4,199	76
* NeuStar Inc. Class A	2,836	76
* Silicon Laboratories Inc.	1,701	73
* Semtech Corp.	2,447	70
DST Systems Inc.	1,376	69
Intersil Corp. Class A	4,818	69
Plantronics Inc.	1,887	69
* RF Micro Devices Inc.	10,662	67
* QLogic Corp.	4,070	66
* Convergys Corp.	4,723	60
* Mentor Graphics Corp.	4,231	57
* ValueClick Inc.	3,127	57
* Quest Software Inc.	2,445	56
* SRA International Inc. Class A	1,658	51
* Digital River Inc.	1,506	49
* Integrated Device Technology Inc.	5,826	49
Fair Isaac Corp.	1,546	45
* Acxiom Corp.	3,103	43
* ACI Worldwide Inc.	1,271	41
Mantech International Corp. Class A	865	39
* Advent Software Inc.	1,239	35
		7,664
Materials (7.5%)
Lubrizol Corp.	2,473	333
Albemarle Corp.	3,537	251
Ashland Inc.	3,051	209
Rock-Tenn Co. Class A	2,626	202
Domtar Corp.	1,587	163
Martin Marietta Materials Inc.	1,757	151
Reliance Steel & Aluminum Co.	2,882	148
Steel Dynamics Inc.	8,412	144
Valspar Corp.	3,703	142
Aptargroup Inc.	2,588	138
Sonoco Products Co.	3,871	137
RPM International Inc.	5,020	118
Compass Minerals International Inc.	1,268	118
Packaging Corp. of America	3,952	115
Cytec Industries Inc.	1,909	107
Cabot Corp.	2,528	107
Scotts Miracle-Gro Co. Class A	1,761	102
Temple-Inland Inc.	4,177	99
Carpenter Technology Corp.	1,700	89
Silgan Holdings Inc.	1,879	84
Greif Inc. Class A	1,204	80
Olin Corp.	3,058	73
Sensient Technologies Corp.	1,930	73
Commercial Metals Co.	4,421	66
NewMarket Corp.	370	64
* Intrepid Potash Inc.	1,711	55
Minerals Technologies Inc.	706	48
Worthington Industries Inc.	2,150	47
* Louisiana-Pacific Corp.	5,100	43
		3,506

Telecommunication Services (0.5%)
* tw telecom inc Class A	5,812	126
Telephone & Data Systems Inc.	3,531	116
		242
Utilities (5.9%)
National Fuel Gas Co.	3,179	229
OGE Energy Corp.	3,769	193
NSTAR	3,999	184
Alliant Energy Corp.	4,280	176
Energen Corp.	2,782	173
MDU Resources Group Inc.	7,286	172
NV Energy Inc.	9,094	143
UGI Corp.	4,289	141
DPL Inc.	4,600	139
AGL Resources Inc.	3,011	124
Aqua America Inc.	5,326	121
Westar Energy Inc.	4,384	119
Questar Corp.	6,824	118
Atmos Energy Corp.	3,500	117
Great Plains Energy Inc.	5,238	111
Hawaiian Electric Industries Inc.	3,663	91
Vectren Corp.	3,137	89
Cleco Corp.	2,341	82
WGL Holdings Inc.	1,974	78
IDACORP Inc.	1,909	75
PNM Resources Inc.	3,345	55
Black Hills Corp.	1,515	47
		2,777
Total Common Stocks (Cost $44,150)		46,886
Total Investments (100.0%) (Cost $44,150)		46,886
Other Assets and Liabilities-Net (0.0%)		(7)
Net Assets (100%)		46,879
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

S&P Mid-Cap 400 Index Fund

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $44,150,000. Net unrealized appreciation of investment securities for tax purposes was $2,736,000, consisting of unrealized gains of $3,173,000 on securities that had risen in value since their purchase and $437,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Growth Index Fund

Schedule of Investments

As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (17.7%)
* Dollar Tree Inc.	11,768	750
* Fossil Inc.	4,752	503
PetSmart Inc.	11,052	501
Advance Auto Parts Inc.	7,524	467
* BorgWarner Inc.	6,195	449
Tractor Supply Co.	6,842	432
Phillips-Van Heusen Corp.	6,299	416
Gentex Corp.	13,389	393
Williams-Sonoma Inc.	9,878	387
Tupperware Brands Corp.	5,902	386
* Panera Bread Co. Class A	2,957	370
* LKQ Corp.	13,704	364
Polaris Industries Inc.	3,204	354
* Dick's Sporting Goods Inc.	8,329	331
* Deckers Outdoor Corp.	3,625	330
Guess? Inc.	5,966	273
Sotheby's	6,302	268
Chico's FAS Inc.	16,690	252
* Warnaco Group Inc.	4,107	227
* Ascena Retail Group Inc.	6,514	218
* Under Armour Inc. Class A	3,318	216
* Cheesecake Factory Inc.	5,632	179
* WMS Industries Inc.	5,414	170
* Bally Technologies Inc.	4,100	162
* DreamWorks Animation SKG Inc. Class A	6,749	161
* Lamar Advertising Co. Class A	5,414	157
* ITT Educational Services Inc.	2,184	150
* Aeropostale Inc.	7,711	146
* Life Time Fitness Inc.	3,956	146
* ANN Inc.	5,122	144
Strayer Education Inc.	1,183	142
John Wiley & Sons Inc. Class A	2,646	140
Service Corp. International	11,774	135
American Eagle Outfitters Inc.	7,934	105
Brinker International Inc.	3,918	101
* Hanesbrands Inc.	3,271	99
* Timberland Co. Class A	1,810	59
* 99 Cents Only Stores	2,214	46
Meredith Corp.	1,445	46
		10,175
Consumer Staples (4.1%)
* Green Mountain Coffee Roasters Inc.	11,543	951
* Hansen Natural Corp.	6,524	467
Church & Dwight Co. Inc.	3,350	282
Corn Products International Inc.	3,938	223
* Energizer Holdings Inc.	2,854	220
Flowers Foods Inc.	3,770	126
Lancaster Colony Corp.	1,024	62

Tootsie Roll Industries Inc.	1,014	30
		2,361
Energy (5.9%)
Cimarex Energy Co.	4,661	447
* Oceaneering International Inc.	5,085	414
* Oil States International Inc.	4,780	378
* Superior Energy Services Inc.	7,414	278
CARBO Ceramics Inc.	1,784	268
* Dril-Quip Inc.	3,236	240
SM Energy Co.	3,457	230
* Atwood Oceanics Inc.	5,286	229
Arch Coal Inc.	7,023	210
* Bill Barrett Corp.	4,405	196
* Quicksilver Resources Inc.	11,381	163
* Forest Oil Corp.	4,714	141
* Northern Oil and Gas Inc.	5,117	103
* Patriot Coal Corp.	4,305	99
		3,396
Financials (13.3%)
SL Green Realty Corp.	7,790	701
Macerich Co.	12,250	666
* MSCI Inc. Class A	11,249	425
Jones Lang LaSalle Inc.	4,028	391
Waddell & Reed Financial Inc. Class A	8,074	312
Nationwide Health Properties Inc.	6,774	297
* Affiliated Managers Group Inc.	2,780	294
Federal Realty Investment Trust	3,123	274
Realty Income Corp.	7,560	266
Rayonier Inc.	3,657	243
Corporate Office Properties Trust	6,666	236
Taubman Centers Inc.	3,879	235
Eaton Vance Corp.	6,829	215
Essex Property Trust Inc.	1,541	212
Camden Property Trust	3,213	206
UDR Inc.	7,889	206
AMB Property Corp.	5,413	200
Alexandria Real Estate Equities Inc.	2,347	194
BRE Properties Inc.	3,418	174
Regency Centers Corp.	3,548	164
SEI Investments Co.	6,707	159
Liberty Property Trust	4,321	156
Brown & Brown Inc.	5,070	134
Arthur J Gallagher & Co.	4,404	126
Duke Realty Corp.	8,334	125
Senior Housing Properties Trust	4,853	117
Jefferies Group Inc.	4,848	107
Omega Healthcare Investors Inc.	4,904	104
Highwoods Properties Inc.	2,772	100
Weingarten Realty Investors	3,750	100
Mack-Cali Realty Corp.	2,702	96
* SVB Financial Group	1,400	83
Aspen Insurance Holdings Ltd.	2,929	79
Bank of Hawaii Corp.	1,583	75
Greenhill & Co. Inc.	1,179	66
Westamerica Bancorporation	1,177	59
Potlatch Corp.	1,246	45
		7,642

Health Care (15.0%)
Perrigo Co.	7,810	668
* Mettler-Toledo International Inc.	3,037	508
Universal Health Services Inc. Class B	9,160	499
* Vertex Pharmaceuticals Inc.	9,029	487
* ResMed Inc.	14,408	464
* Endo Pharmaceuticals Holdings Inc.	11,022	459
* IDEXX Laboratories Inc.	5,388	424
* Gen-Probe Inc.	4,537	371
* Allscripts Healthcare Solutions Inc.	17,765	357
* Kinetic Concepts Inc.	5,899	350
* Mednax Inc.	4,509	339
* Henry Schein Inc.	4,663	335
Cooper Cos. Inc.	4,345	326
* United Therapeutics Corp.	4,776	308
* Catalyst Health Solutions Inc.	4,651	284
Lincare Holdings Inc.	9,046	274
* Health Management Associates Inc. Class A	23,661	270
Medicis Pharmaceutical Corp. Class A	5,542	208
* Thoratec Corp.	5,512	192
* Covance Inc.	3,179	187
* Hologic Inc.	8,333	179
Techne Corp.	2,023	165
* Bio-Rad Laboratories Inc. Class A	1,063	132
Pharmaceutical Product Development Inc.	4,237	122
Hill-Rom Holdings Inc.	2,321	106
Masimo Corp.	3,370	104
STERIS Corp.	2,798	101
* WellCare Health Plans Inc.	2,045	101
* VCA Antech Inc.	4,066	99
* Charles River Laboratories International Inc.	2,190	85
* Immucor Inc.	3,962	83
		8,587
Industrials (13.2%)
Bucyrus International Inc. Class A	7,654	703
AMETEK Inc.	9,519	414
Gardner Denver Inc.	4,904	411
* BE Aerospace Inc.	9,610	360
* Kansas City Southern	4,640	273
* Copart Inc.	5,614	264
* AGCO Corp.	4,613	238
Donaldson Co. Inc.	3,903	233
Hubbell Inc. Class B	3,018	200
JB Hunt Transport Services Inc.	4,351	199
Waste Connections Inc.	6,318	199
IDEX Corp.	4,338	197
Woodward Inc.	5,556	196
Nordson Corp.	3,718	193
Timken Co.	3,741	193
SPX Corp.	2,329	193
Wabtec Corp.	2,614	177
* Thomas & Betts Corp.	3,092	169
MSC Industrial Direct Co. Class A	2,411	168
Triumph Group Inc.	1,777	166
* Kirby Corp.	2,824	162
Graco Inc.	2,721	137
Valmont Industries Inc.	1,347	135

* Corrections Corp. of America	5,867	135
* Alaska Air Group Inc.	1,994	135
* Oshkosh Corp.	4,706	130
Crane Co.	2,569	126
Rollins Inc.	5,986	120
Towers Watson & Co. Class A	1,716	109
Kennametal Inc.	2,557	107
Lincoln Electric Holdings Inc.	1,390	104
Regal-Beloit Corp.	1,494	103
* Huntington Ingalls Industries Inc.	2,747	100
* Clean Harbors Inc.	932	94
Acuity Brands Inc.	1,508	92
* FTI Consulting Inc.	2,086	80
Lennox International Inc.	1,702	79
Corporate Executive Board Co.	1,879	79
Landstar System Inc.	1,625	77
UTi Worldwide Inc.	3,361	75
* United Rentals Inc.	2,344	64
Watsco Inc.	951	64
Herman Miller Inc.	1,940	49
Deluxe Corp.	1,891	49
		7,551
Information Technology (23.4%)
* Atmel Corp.	42,938	645
* Rovi Corp.	10,613	615
* Informatica Corp.	9,920	582
* Riverbed Technology Inc.	14,181	538
* ANSYS Inc.	8,625	495
Factset Research Systems Inc.	4,355	483
* Polycom Inc.	8,240	473
* Alliance Data Systems Corp.	4,805	451
* Cree Inc.	10,278	451
* Skyworks Solutions Inc.	17,427	444
* Equinix Inc.	4,322	438
* TIBCO Software Inc.	15,553	437
* Rackspace Hosting Inc.	9,249	407
Solera Holdings Inc.	6,620	391
Global Payments Inc.	7,497	390
* MICROS Systems Inc.	7,597	388
* Cypress Semiconductor Corp.	16,319	382
* Trimble Navigation Ltd.	7,233	316
* Gartner Inc.	8,029	313
* Lam Research Corp.	5,921	278
ADTRAN Inc.	6,065	260
Jack Henry & Associates Inc.	8,096	253
* Zebra Technologies Corp.	5,240	233
Lender Processing Services Inc.	8,351	222
* Concur Technologies Inc.	4,387	219
* Varian Semiconductor Equipment Associates Inc.	3,529	217
* Synopsys Inc.	7,517	206
* NeuStar Inc. Class A	6,934	186
* Silicon Laboratories Inc.	4,138	178
* Semtech Corp.	5,954	170
* RF Micro Devices Inc.	25,949	163
* QLogic Corp.	9,904	160
* Vishay Intertechnology Inc.	9,038	143
Broadridge Financial Solutions Inc.	6,026	138

* Itron Inc.		2,674	137
* Quest Software Inc.		5,973	136
* Parametric Technology Corp.		5,680	132
National Instruments Corp.		4,451	130
* Cadence Design Systems Inc.		11,645	124
* Fairchild Semiconductor International Inc. Class A		6,790	122
* Digital River Inc.		3,680	120
* Ciena Corp.		4,386	117
Plantronics Inc.		2,949	108
* ACI Worldwide Inc.		3,138	102
* ValueClick Inc.		4,968	90
* International Rectifier Corp.		3,030	87
* Advent Software Inc.		3,060	86
DST Systems Inc.		1,680	84
Mantech International Corp. Class A		1,088	49
* Mentor Graphics Corp.		3,620	49
* Acxiom Corp.		3,334	46
Fair Isaac Corp.		1,360	40
			13,424
Materials (5.7%)
Lubrizol Corp.		6,021	810
Albemarle Corp.		8,611	610
Compass Minerals International Inc.		3,086	287
Domtar Corp.		2,704	277
Rock-Tenn Co. Class A		3,456	265
Aptargroup Inc.		3,338	178
NewMarket Corp.		900	157
Packaging Corp. of America		4,826	140
* Intrepid Potash Inc.		4,180	135
Scotts Miracle-Gro Co. Class A		2,194	127
Martin Marietta Materials Inc.		1,459	125
Silgan Holdings Inc.		2,260	101
Carpenter Technology Corp.		1,536	81
			3,293
Telecommunication Services (0.5%)
* tw telecom inc Class A		14,148	307

Utilities (1.2%)
National Fuel Gas Co.		4,024	290
DPL Inc.		5,375	162
Aqua America Inc.		6,635	151
Black Hills Corp.		1,852	57
			660
Total Common Stocks (Cost $53,303)			57,396
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost $84)	0.155%	83,600	84

Total Investments (100.2%) (Cost $53,387)			57,480
Other Assets and Liabilities-Net (-0.2%)			(96)
Net Assets (100%)			57,384
* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $53,387,000. Net unrealized appreciation of investment securities for tax purposes was $4,093,000, consisting of unrealized gains of $4,710,000 on securities that had risen in value since their purchase and $617,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Mid-Cap 400 Value Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.6%)
* NVR Inc.	382	285
Foot Locker Inc.	10,045	250
* Mohawk Industries Inc.	3,647	243
* BorgWarner Inc.	2,969	215
* Toll Brothers Inc.	9,404	205
Rent-A-Center Inc.	4,116	134
Aaron's Inc.	4,673	132
* Hanesbrands Inc.	3,996	121
* Saks Inc.	10,424	118
Wendy's/Arby's Group Inc. Class A	20,903	105
American Eagle Outfitters Inc.	7,227	96
Thor Industries Inc.	2,749	89
* Career Education Corp.	4,060	87
Service Corp. International	7,468	86
* Office Depot Inc.	17,957	76
Matthews International Corp. Class A	1,917	75
Brinker International Inc.	2,802	72
MDC Holdings Inc.	2,445	66
John Wiley & Sons Inc. Class A	1,212	64
* Collective Brands Inc.	4,042	63
American Greetings Corp. Class A	2,601	62
* New York Times Co. Class A	7,715	62
Bob Evans Farms Inc.	1,964	62
* Eastman Kodak Co.	17,421	58
KB Home	4,678	57
Regis Corp.	3,733	56
International Speedway Corp. Class A	1,899	54
Ryland Group Inc.	2,865	52
Barnes & Noble Inc.	2,537	50
Meredith Corp.	1,358	43
Scholastic Corp.	1,527	42
* Scientific Games Corp. Class A	4,081	40
* Timberland Co. Class A	1,231	40
* Boyd Gaming Corp.	3,612	34
* 99 Cents Only Stores	1,517	31
Harte-Hanks Inc.	2,468	20
		3,345
Consumer Staples (4.0%)
* Ralcorp Holdings Inc.	3,562	313
* Smithfield Foods Inc.	10,756	225
* Energizer Holdings Inc.	2,609	201
Church & Dwight Co. Inc.	2,310	194
* BJ's Wholesale Club Inc.	3,538	179
Corn Products International Inc.	2,222	126
Ruddick Corp.	2,770	122
Flowers Foods Inc.	2,297	77
Universal Corp.	1,520	64
Lancaster Colony Corp.	531	32

Tootsie Roll Industries Inc.	926	27
		1,560
Energy (6.3%)
* Plains Exploration & Production Co.	9,077	334
Patterson-UTI Energy Inc.	9,991	313
Southern Union Co.	8,076	245
Cimarex Energy Co.	2,328	223
Frontier Oil Corp.	6,852	205
Tidewater Inc.	3,333	182
Arch Coal Inc.	5,685	170
* Unit Corp.	2,580	149
* Forest Oil Corp.	4,122	123
* Helix Energy Solutions Group Inc.	6,861	120
SM Energy Co.	1,727	115
* Comstock Resources Inc.	3,091	93
* Exterran Holdings Inc.	4,097	88
* Patriot Coal Corp.	2,958	68
Overseas Shipholding Group Inc.	1,739	48
		2,476
Financials (26.6%)
New York Community Bancorp Inc.	28,313	459
Everest Re Group Ltd.	3,527	314
Reinsurance Group of America Inc. Class A	4,789	304
First Niagara Financial Group Inc.	20,005	284
AMB Property Corp.	7,244	268
WR Berkley Corp.	7,494	248
HCC Insurance Holdings Inc.	7,444	246
Raymond James Financial Inc.	6,543	234
Fidelity National Financial Inc. Class A	14,495	232
Cullen/Frost Bankers Inc.	3,965	231
Commerce Bancshares Inc.	5,014	215
Old Republic International Corp.	16,796	209
Hospitality Properties Trust	7,998	197
East West Bancorp Inc.	9,627	193
Alexandria Real Estate Equities Inc.	2,329	192
Transatlantic Holdings Inc.	4,039	188
Rayonier Inc.	2,732	181
American Financial Group Inc.	4,966	177
City National Corp.	3,049	172
UDR Inc.	6,385	166
Federal Realty Investment Trust	1,834	161
Liberty Property Trust	4,454	161
Duke Realty Corp.	10,634	160
Associated Banc-Corp	11,220	158
Regency Centers Corp.	3,378	156
Nationwide Health Properties Inc.	3,524	154
* Affiliated Managers Group Inc.	1,447	153
TCF Financial Corp.	10,111	152
Valley National Bancorp	10,993	149
Camden Property Trust	2,306	148
Apollo Investment Corp.	12,666	145
Fulton Financial Corp.	12,901	144
Essex Property Trust Inc.	1,022	141
Weingarten Realty Investors	5,231	139
Protective Life Corp.	5,551	134
Mack-Cali Realty Corp.	3,769	133
Prosperity Bancshares Inc.	3,029	133

Jefferies Group Inc.	5,922	131
StanCorp Financial Group Inc.	2,977	129
Synovus Financial Corp.	50,875	121
Senior Housing Properties Trust	5,000	121
Hanover Insurance Group Inc.	2,932	120
BRE Properties Inc.	2,357	120
Washington Federal Inc.	7,281	116
Arthur J Gallagher & Co.	4,011	115
FirstMerit Corp.	7,050	115
SEI Investments Co.	4,797	113
First American Financial Corp.	6,780	109
Brown & Brown Inc.	4,090	108
* SVB Financial Group	1,787	106
Realty Income Corp.	2,932	103
Webster Financial Corp.	4,744	99
Highwoods Properties Inc.	2,741	99
Mercury General Corp.	2,308	96
Bank of Hawaii Corp.	2,020	96
Unitrin Inc.	3,205	96
Eaton Vance Corp.	3,010	95
Trustmark Corp.	3,687	88
Cathay General Bancorp	5,094	83
Astoria Financial Corp.	5,358	78
Equity One Inc.	3,939	77
Aspen Insurance Holdings Ltd.	2,561	69
Omega Healthcare Investors Inc.	3,111	66
* Kindred Healthcare Inc.	2,559	63
Potlatch Corp.	1,738	63
BancorpSouth Inc.	4,760	61
Cousins Properties Inc.	6,715	59
International Bancshares Corp.	3,422	58
Taubman Centers Inc.	940	57
Westamerica Bancorporation	1,073	54
Greenhill & Co. Inc.	835	46
PacWest Bancorp	2,095	44
		10,405
Health Care (7.0%)
* Vertex Pharmaceuticals Inc.	7,019	379
* Hologic Inc.	11,152	240
Omnicare Inc.	7,573	238
* Henry Schein Inc.	2,739	197
* Health Net Inc.	6,046	194
* Community Health Systems Inc.	6,010	172
Teleflex Inc.	2,592	161
Owens & Minor Inc.	4,112	142
* LifePoint Hospitals Inc.	3,336	140
Pharmaceutical Product Development Inc.	4,553	131
Hill-Rom Holdings Inc.	2,494	114
* Covance Inc.	1,723	102
Techne Corp.	1,011	82
* Charles River Laboratories International Inc.	1,839	71
STERIS Corp.	1,923	69
* VCA Antech Inc.	2,794	68
* WellCare Health Plans Inc.	1,350	67
* Bio-Rad Laboratories Inc. Class A	532	66
Masimo Corp.	1,545	48

* Immucor Inc.	1,804	38
		2,719
Industrials (17.9%)
KBR Inc.	9,800	366
Manpower Inc.	5,305	324
Pentair Inc.	6,376	258
* Kansas City Southern	3,911	230
* URS Corp.	5,224	230
* Aecom Technology Corp.	7,692	221
* Terex Corp.	7,069	210
* Shaw Group Inc.	5,511	201
Carlisle Cos. Inc.	3,954	192
Trinity Industries Inc.	5,168	178
Harsco Corp.	5,227	175
AMETEK Inc.	3,855	168
Alliant Techsystems Inc.	2,165	155
* AGCO Corp.	2,936	152
Kennametal Inc.	3,566	149
Con-way Inc.	3,569	141
SPX Corp.	1,672	139
Timken Co.	2,685	139
Donaldson Co. Inc.	2,293	137
Lincoln Electric Holdings Inc.	1,774	132
Alexander & Baldwin Inc.	2,676	131
Hubbell Inc. Class B	1,846	122
JB Hunt Transport Services Inc.	2,661	122
GATX Corp.	3,007	119
Towers Watson & Co. Class A	1,768	112
Acuity Brands Inc.	1,764	108
IDEX Corp.	2,351	107
Graco Inc.	2,025	102
Regal-Beloit Corp.	1,477	102
Nordson Corp.	1,857	97
UTi Worldwide Inc.	4,289	95
Waste Connections Inc.	3,027	95
Landstar System Inc.	1,985	94
Brink's Co.	3,016	90
Wabtec Corp.	1,306	88
* Kirby Corp.	1,530	88
MSC Industrial Direct Co. Class A	1,255	87
* Clean Harbors Inc.	849	86
Lennox International Inc.	1,755	82
* JetBlue Airways Corp.	13,112	80
Watsco Inc.	1,162	78
Mine Safety Appliances Co.	2,012	76
* Oshkosh Corp.	2,646	73
HNI Corp.	2,906	72
Werner Enterprises Inc.	2,874	72
* Corrections Corp. of America	3,042	70
* Thomas & Betts Corp.	1,252	69
* Alaska Air Group Inc.	952	64
* Korn/Ferry International	3,007	64
* United Rentals Inc.	2,318	63
Granite Construction Inc.	2,210	61
Crane Co.	1,227	60
Herman Miller Inc.	2,370	59
Deluxe Corp.	2,033	52

* FTI Consulting Inc.	1,271	49
* Huntington Ingalls Industries Inc.	1,247	46
Valmont Industries Inc.	452	45
Corporate Executive Board Co.	929	39
		7,016
Information Technology (9.2%)
* Avnet Inc.	9,892	358
* Arrow Electronics Inc.	7,439	332
* NCR Corp.	10,373	203
* Ingram Micro Inc.	10,324	196
* Lam Research Corp.	3,923	184
* Varian Semiconductor Equipment Associates Inc.	2,434	150
* Tech Data Corp.	3,021	143
* AOL Inc.	6,925	143
Diebold Inc.	4,263	141
* CoreLogic Inc.	7,072	128
* Trimble Navigation Ltd.	2,929	128
* Synopsys Inc.	4,596	126
Intersil Corp. Class A	8,084	116
* Convergys Corp.	7,923	101
* Cadence Design Systems Inc.	9,393	100
Broadridge Financial Solutions Inc.	3,978	91
* Parametric Technology Corp.	3,750	87
* SRA International Inc. Class A	2,785	86
* Ciena Corp.	3,137	84
* Integrated Device Technology Inc.	9,777	82
National Instruments Corp.	2,713	79
* Vishay Intertechnology Inc.	4,498	71
* International Rectifier Corp.	2,444	70
* Fairchild Semiconductor International Inc. Class A	3,520	64
* Mentor Graphics Corp.	4,619	62
DST Systems Inc.	1,155	58
Fair Isaac Corp.	1,663	49
Plantronics Inc.	1,133	42
* Itron Inc.	783	40
* Acxiom Corp.	2,892	40
* ValueClick Inc.	1,832	33
Mantech International Corp. Class A	717	32
		3,619
Materials (9.2%)
Ashland Inc.	5,121	350
Reliance Steel & Aluminum Co.	4,837	249
Steel Dynamics Inc.	14,119	241
Valspar Corp.	6,215	239
Sonoco Products Co.	6,497	230
RPM International Inc.	8,425	198
Cytec Industries Inc.	3,204	180
Cabot Corp.	4,242	179
Martin Marietta Materials Inc.	1,946	167
Temple-Inland Inc.	7,010	166
Rock-Tenn Co. Class A	2,028	156
Greif Inc. Class A	2,020	134
Olin Corp.	5,156	124
Sensient Technologies Corp.	3,238	123
Commercial Metals Co.	7,417	110
Aptargroup Inc.	2,041	109
Packaging Corp. of America	3,316	96

Carpenter Technology Corp.	1,797	94
Scotts Miracle-Gro Co. Class A	1,448	84
Domtar Corp.	799	82
Minerals Technologies Inc.	1,184	81
Worthington Industries Inc.	3,605	79
Silgan Holdings Inc.	1,617	73
* Louisiana-Pacific Corp.	8,562	72
		3,616
Telecommunication Services (0.5%)
Telephone & Data Systems Inc.	5,927	194

Utilities (10.7%)
OGE Energy Corp.	6,326	323
NSTAR	6,711	309
Alliant Energy Corp.	7,184	295
Energen Corp.	4,669	291
MDU Resources Group Inc.	12,229	289
NV Energy Inc.	15,263	241
UGI Corp.	7,199	236
AGL Resources Inc.	5,054	208
Westar Energy Inc.	7,358	200
Questar Corp.	11,453	198
Atmos Energy Corp.	5,873	196
Great Plains Energy Inc.	8,791	186
National Fuel Gas Co.	2,561	184
Hawaiian Electric Industries Inc.	6,147	153
Vectren Corp.	5,291	149
Cleco Corp.	3,949	139
WGL Holdings Inc.	3,313	130
IDACORP Inc.	3,203	126
DPL Inc.	4,015	121
Aqua America Inc.	4,380	100
PNM Resources Inc.	5,616	93
Black Hills Corp.	1,262	39
		4,206
Total Common Stocks (Cost $37,166)		39,156
Total Investments (100.0%) (Cost $37,166)		39,156
Other Assets and Liabilities-Net (0.0%)		(8)
Net Assets (100%)		39,148
* Non-income-producing security.

S&P Mid-Cap 400 Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $37,166,000. Net unrealized appreciation of investment securities for tax purposes was $1,990,000, consisting of unrealized gains of $2,550,000 on securities that had risen in value since their purchase and $560,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (14.7%)
* CROCS Inc.	16,490	375
Wolverine World Wide Inc.	9,227	361
Brunswick Corp.	16,500	358
* Carter's Inc.	10,747	341
Men's Wearhouse Inc.	9,731	335
* Live Nation Entertainment Inc.	28,719	331
* Iconix Brand Group Inc.	13,385	331
* Coinstar Inc.	5,854	311
* JOS A Bank Clothiers Inc.	5,089	291
Pool Corp.	9,002	272
Hillenbrand Inc.	11,545	263
* HSN Inc.	7,179	253
* Childrens Place Retail Stores Inc.	4,787	240
* Steven Madden Ltd.	4,300	240
Finish Line Inc. Class A	9,887	228
* BJ's Restaurants Inc.	4,224	216
* Hibbett Sports Inc.	5,186	216
Arbitron Inc.	5,023	214
* Buffalo Wild Wings Inc.	3,377	212
* Jack in the Box Inc.	9,420	209
Buckle Inc.	4,843	207
Cracker Barrel Old Country Store Inc.	4,287	203
* Genesco Inc.	4,394	198
* Vitamin Shoppe Inc.	4,753	194
Texas Roadhouse Inc. Class A	10,904	188
* Helen of Troy Ltd.	5,715	185
* Cabela's Inc.	7,493	184
Monro Muffler Brake Inc.	5,653	183
PF Chang's China Bistro Inc.	4,248	172
Group 1 Automotive Inc.	4,420	171
* Pinnacle Entertainment Inc.	11,459	166
* Select Comfort Corp.	10,169	166
* DineEquity Inc.	2,929	157
CEC Entertainment Inc.	3,798	155
* American Public Education Inc.	3,480	152
* Meritage Homes Corp.	6,050	151
Cato Corp. Class A	5,523	150
* Capella Education Co.	3,051	147
PEP Boys-Manny Moe & Jack	9,867	140
* True Religion Apparel Inc.	4,752	140
* Blue Nile Inc.	2,737	137
* OfficeMax Inc.	15,988	134
* Sonic Corp.	11,580	133
* Maidenform Brands Inc.	4,393	132
* Ruby Tuesday Inc.	12,202	129
Ethan Allen Interiors Inc.	5,410	126
* Peet's Coffee & Tea Inc.	2,458	125
* Papa John's International Inc.	3,766	125
Stage Stores Inc.	6,908	125

* Pre-Paid Legal Services Inc.	1,841	122
* Lumber Liquidators Holdings Inc.	4,434	120
* Zumiez Inc.	3,936	120
* Liz Claiborne Inc.	17,847	117
* Quiksilver Inc.	24,609	115
* Skechers U.S.A. Inc. Class A	6,473	113
* Shuffle Master Inc.	10,235	111
* Red Robin Gourmet Burgers Inc.	2,957	109
* Biglari Holdings Inc.	272	108
* La-Z-Boy Inc.	9,376	104
Fred's Inc. Class A	7,101	103
* Interval Leisure Group Inc.	7,327	99
* Jakks Pacific Inc.	4,882	97
Oxford Industries Inc.	2,516	95
* Rue21 Inc.	2,727	92
Superior Industries International Inc.	4,204	92
Drew Industries Inc.	3,464	91
Sonic Automotive Inc. Class A	6,393	84
* California Pizza Kitchen Inc.	4,473	82
Brown Shoe Co. Inc.	7,929	82
Callaway Golf Co.	11,628	79
Volcom Inc.	3,165	77
Sturm Ruger & Co. Inc.	3,411	75
Lithia Motors Inc. Class A	4,031	72
* Standard Pacific Corp.	18,080	72
* Perry Ellis International Inc.	2,276	71
Nutrisystem Inc.	4,893	69
Universal Technical Institute Inc.	3,808	69
* Universal Electronics Inc.	2,683	68
HOT Topic Inc.	8,259	64
* Winnebago Industries Inc.	5,351	61
* Corinthian Colleges Inc.	15,403	59
* K-Swiss Inc. Class A	5,047	56
Standard Motor Products Inc.	3,676	55
Movado Group Inc.	3,204	53
PetMed Express Inc.	4,127	53
* EW Scripps Co. Class A	5,789	50
Stein Mart Inc.	5,047	49
Blyth Inc.	1,023	47
* M/I Homes Inc.	3,498	44
Marcus Corp.	4,137	43
Christopher & Banks Corp.	6,807	41
Haverty Furniture Cos. Inc.	3,550	40
* Kirkland's Inc.	2,983	39
Big 5 Sporting Goods Corp.	4,088	39
* MarineMax Inc.	4,434	37
* Tuesday Morning Corp.	7,137	35
* Arctic Cat Inc.	2,365	34
* Ruth's Hospitality Group Inc.	6,195	33
Spartan Motors Inc.	6,375	31
* Multimedia Games Holding Co. Inc.	5,414	30
* Audiovox Corp. Class A	3,767	29
* Zale Corp.	3,895	24
* O'Charleys Inc.	3,191	23
* Coldwater Creek Inc.	11,943	22
Skyline Corp.	1,149	21
* Kid Brands Inc.	3,668	20
* Monarch Casino & Resort Inc.	1,889	18

* Midas Inc.	2,387	17
		14,047
Consumer Staples (4.1%)
* Darling International Inc.	21,690	415
* TreeHouse Foods Inc.	6,577	401
* United Natural Foods Inc.	8,942	389
Diamond Foods Inc.	4,049	301
Casey's General Stores Inc.	6,989	290
* Hain Celestial Group Inc.	7,928	283
Snyders-Lance Inc.	8,719	185
B&G Foods Inc. Class A	8,931	166
Sanderson Farms Inc.	3,481	153
Andersons Inc.	3,432	149
* Boston Beer Co. Inc. Class A	1,709	143
J&J Snack Foods Corp.	2,684	138
WD-40 Co.	3,207	136
* Prestige Brands Holdings Inc.	9,470	122
* Central Garden and Pet Co. Class A	8,956	90
Nash Finch Co.	2,190	82
Spartan Stores Inc.	4,167	78
Cal-Maine Foods Inc.	2,434	73
* Medifast Inc.	2,542	68
Inter Parfums Inc.	2,804	62
* Alliance One International Inc.	15,896	62
Calavo Growers Inc.	2,271	50
* Seneca Foods Corp. Class A	1,733	48
		3,884
Energy (4.8%)
Lufkin Industries Inc.	5,720	519
Holly Corp.	8,217	512
World Fuel Services Corp.	12,949	474
SEACOR Holdings Inc.	3,977	396
Bristow Group Inc.	6,669	307
* Swift Energy Co.	7,726	303
* Stone Energy Corp.	9,008	291
* ION Geophysical Corp.	28,583	288
* Gulfport Energy Corp.	6,865	203
* Tetra Technologies Inc.	14,187	194
* Petroleum Development Corp.	4,373	159
* Pioneer Drilling Co.	10,192	149
Contango Oil & Gas Co.	2,405	149
Penn Virginia Corp.	8,588	125
* Basic Energy Services Inc.	4,391	119
* Hornbeck Offshore Services Inc.	4,399	119
Gulf Island Fabrication Inc.	2,594	88
* Georesources Inc.	3,287	81
* Petroquest Energy Inc.	10,056	80
* Matrix Service Co.	4,843	65
		4,621
Financials (19.5%)
BioMed Realty Trust Inc.	24,253	497
Mid-America Apartment Communities Inc.	6,609	453
Kilroy Realty Corp.	10,674	443
Home Properties Inc.	7,031	435
LaSalle Hotel Properties	15,366	430
* Signature Bank	7,519	428
Entertainment Properties Trust	8,613	418

Tanger Factory Outlet Centers	15,065	414
National Retail Properties Inc.	15,525	400
* ProAssurance Corp.	5,665	398
Post Properties Inc.	9,147	385
* Stifel Financial Corp.	9,524	384
Extra Space Storage Inc.	17,295	376
DiamondRock Hospitality Co.	31,050	357
Colonial Properties Trust	14,873	314
* Ezcorp Inc. Class A	9,192	301
Healthcare Realty Trust Inc.	13,578	299
Delphi Financial Group Inc.	10,021	292
Cash America International Inc.	5,460	284
* Portfolio Recovery Associates Inc.	3,152	273
Medical Properties Trust Inc.	20,597	255
Umpqua Holdings Corp.	21,135	253
* First Cash Financial Services Inc.	5,798	242
FNB Corp.	22,909	242
Whitney Holding Corp.	17,833	240
UMB Financial Corp.	5,543	236
EastGroup Properties Inc.	4,985	234
Lexington Realty Trust	24,730	233
Sovran Self Storage Inc.	5,117	215
Prospect Capital Corp.	17,984	211
Wintrust Financial Corp.	6,466	210
Susquehanna Bancshares Inc.	24,040	210
Hancock Holding Co.	6,390	206
First Financial Bankshares Inc.	3,880	205
PS Business Parks Inc.	3,474	200
* World Acceptance Corp.	2,938	196
Glacier Bancorp Inc.	13,333	190
Old National Bancorp	17,524	189
Tower Group Inc.	7,721	188
RLI Corp.	3,090	186
Franklin Street Properties Corp.	13,161	180
PrivateBancorp Inc. Class A	10,841	177
Pennsylvania Real Estate Investment Trust	10,260	176
United Bankshares Inc.	7,134	173
* Texas Capital Bancshares Inc.	6,905	173
First Financial Bancorp	10,800	173
Community Bank System Inc.	6,857	172
National Penn Bancshares Inc.	22,772	172
First Midwest Bancorp Inc.	13,864	170
Selective Insurance Group Inc.	10,035	166
LTC Properties Inc.	5,532	163
Sterling Bancshares Inc.	18,907	161
Acadia Realty Trust	7,531	156
optionsXpress Holdings Inc.	7,971	146
NBT Bancorp Inc.	6,477	142
Provident Financial Services Inc.	9,668	138
Columbia Banking System Inc.	7,393	133
Interactive Brokers Group Inc.	7,742	133
Inland Real Estate Corp.	14,377	131
Safety Insurance Group Inc.	2,831	127
Infinity Property & Casualty Corp.	2,337	124
Getty Realty Corp.	4,722	123
Horace Mann Educators Corp.	7,501	122
* Forestar Group Inc.	6,691	122
Employers Holdings Inc.	7,259	121

Bank of the Ozarks Inc.	2,479	121
Independent Bank Corp.	4,014	119
* Investment Technology Group Inc.	7,853	119
* Navigators Group Inc.	2,250	108
* National Financial Partners Corp.	7,873	103
First Commonwealth Financial Corp.	17,058	100
Universal Health Realty Income Trust	2,288	99
* Piper Jaffray Cos.	2,870	95
* Pinnacle Financial Partners Inc.	6,144	95
Meadowbrook Insurance Group Inc.	9,624	95
Home Bancshares Inc.	3,961	95
Brookline Bancorp Inc.	10,679	93
Boston Private Financial Holdings Inc.	13,817	91
City Holding Co.	2,780	90
S&T Bancorp Inc.	4,497	84
Saul Centers Inc.	2,095	84
Trustco Bank Corp.	13,964	83
Simmons First National Corp. Class A	3,124	82
Urstadt Biddle Properties Inc. Class A	4,218	81
* AMERISAFE Inc.	3,311	77
Parkway Properties Inc.	4,009	74
United Fire & Casualty Co.	3,846	73
* TradeStation Group Inc.	7,405	72
Dime Community Bancshares Inc.	5,014	70
Tompkins Financial Corp.	1,528	59
* Nara Bancorp Inc.	6,960	59
Kite Realty Group Trust	11,734	59
* eHealth Inc.	4,146	55
Sterling Bancorp	5,709	54
Calamos Asset Management Inc. Class A	3,609	54
Cedar Shopping Centers Inc.	8,860	47
Presidential Life Corp.	4,068	43
* United Community Banks Inc.	17,932	39
Stewart Information Services Corp.	3,656	38
SWS Group Inc.	5,744	37
Bank Mutual Corp.	8,969	37
* Hanmi Financial Corp.	29,264	35
* Wilshire Bancorp Inc.	10,380	32
* LaBranche & Co. Inc.	7,279	29
* First BanCorp	3,577	18
M&T Bank Corp.	1	—
		18,594
Health Care (13.1%)
* Regeneron Pharmaceuticals Inc.	13,640	819
* AMERIGROUP Corp.	9,173	650
* Healthspring Inc.	12,059	529
* Salix Pharmaceuticals Ltd.	10,778	431
* American Medical Systems Holdings Inc.	14,224	426
* Cubist Pharmaceuticals Inc.	11,027	425
* HMS Holdings Corp.	5,167	403
* Centene Corp.	9,267	322
* Haemonetics Corp.	4,745	321
* Magellan Health Services Inc.	5,829	309
* Align Technology Inc.	12,574	308
Quality Systems Inc.	3,516	303
* PSS World Medical Inc.	10,182	297
West Pharmaceutical Services Inc.	6,137	285

* Viropharma Inc.	14,388	278
* Parexel International Corp.	10,779	271
* Questcor Pharmaceuticals Inc.	11,533	266
Chemed Corp.	3,891	263
* Zoll Medical Corp.	4,004	243
* Par Pharmaceutical Cos. Inc.	6,637	228
Invacare Corp.	6,010	202
* Integra LifeSciences Holdings Corp.	3,820	196
* MWI Veterinary Supply Inc.	2,324	196
* Neogen Corp.	4,299	193
Meridian Bioscience Inc.	7,610	182
* RehabCare Group Inc.	4,614	173
* Amedisys Inc.	5,482	172
* Hanger Orthopedic Group Inc.	6,182	155
* IPC The Hospitalist Co. Inc.	3,052	155
* Amsurg Corp. Class A	5,856	152
* CONMED Corp.	5,285	150
* Cyberonics Inc.	4,549	149
* Gentiva Health Services Inc.	5,599	137
* Abaxis Inc.	4,231	132
* Molina Healthcare Inc.	4,823	131
* Merit Medical Systems Inc.	6,664	131
Computer Programs & Systems Inc.	2,063	129
Analogic Corp.	2,412	129
* Air Methods Corp.	2,097	128
* Greatbatch Inc.	4,395	127
* Bio-Reference Labs Inc.	4,636	116
* Savient Pharmaceuticals Inc.	12,812	109
Landauer Inc.	1,702	102
* Healthways Inc.	6,151	100
* Emergent Biosolutions Inc.	3,893	97
* ICU Medical Inc.	2,149	93
* Omnicell Inc.	5,961	92
* Natus Medical Inc.	5,225	88
* Affymetrix Inc.	12,867	78
* LHC Group Inc.	2,837	77
Ensign Group Inc.	2,380	71
* Symmetry Medical Inc.	6,596	67
* PharMerica Corp.	5,364	66
* Corvel Corp.	1,202	64
* AMN Healthcare Services Inc.	7,266	63
* Arqule Inc.	8,180	59
Cantel Medical Corp.	2,350	56
* Hi-Tech Pharmacal Co. Inc.	1,901	53
* eResearchTechnology Inc.	8,142	52
* Medcath Corp.	3,793	51
* Palomar Medical Technologies Inc.	3,562	50
* SurModics Inc.	3,350	49
* Almost Family Inc.	1,551	47
* Cross Country Healthcare Inc.	5,984	46
* Kendle International Inc.	3,015	45
* Kensey Nash Corp.	1,651	43
* Medicines Co.	1,747	33
* CryoLife Inc.	5,332	30
* Cambrex Corp.	5,951	29
* Enzo Biochem Inc.	5,656	23

* LCA-Vision Inc.	3,086	18
		12,463
Industrials (15.7%)
* Esterline Technologies Corp.	5,649	427
CLARCOR Inc.	9,339	398
* EMCOR Group Inc.	12,385	376
Robbins & Myers Inc.	8,441	372
Toro Co.	5,767	368
* Moog Inc. Class A	8,454	347
Brady Corp. Class A	9,809	338
* Teledyne Technologies Inc.	6,835	336
Actuant Corp. Class A	12,767	321
Belden Inc.	8,809	317
United Stationers Inc.	4,255	315
* Geo Group Inc.	11,841	291
Curtiss-Wright Corp.	8,521	291
* Old Dominion Freight Line Inc.	7,728	288
* Tetra Tech Inc.	11,478	279
* II-VI Inc.	4,704	267
* HUB Group Inc. Class A	6,901	263
Mueller Industries Inc.	6,972	259
AO Smith Corp.	6,166	256
Applied Industrial Technologies Inc.	6,973	248
Interface Inc. Class A	11,889	229
NorthWestern Corp.	6,704	222
Kaydon Corp.	6,060	220
Healthcare Services Group Inc.	12,251	209
Simpson Manufacturing Co. Inc.	7,427	208
* Ceradyne Inc.	4,596	206
* Orbital Sciences Corp.	10,807	203
Barnes Group Inc.	8,355	201
ABM Industries Inc.	8,814	201
Knight Transportation Inc.	11,488	196
AAR Corp.	7,365	194
Briggs & Stratton Corp.	9,311	194
Forward Air Corp.	5,416	190
Watts Water Technologies Inc. Class A	5,424	190
* Insituform Technologies Inc. Class A	7,320	189
* Mobile Mini Inc.	8,260	186
ESCO Technologies Inc.	4,942	186
* EnPro Industries Inc.	3,839	175
Kaman Corp.	4,844	175
* SYKES Enterprises Inc.	7,585	164
Lindsay Corp.	2,336	157
Heartland Express Inc.	9,416	157
Skywest Inc.	10,065	155
Cubic Corp.	2,950	151
Unifirst Corp.	2,752	148
American Science & Engineering Inc.	1,698	147
Albany International Corp.	5,205	144
CIRCOR International Inc.	3,213	142
* Astec Industries Inc.	3,742	140
Quanex Building Products Corp.	7,041	140
Insperity Inc.	4,225	133
Allegiant Travel Co. Class A	2,821	129
* TrueBlue Inc.	8,318	122
Arkansas Best Corp.	4,799	118

* Exponent Inc.	2,659	114
* Dycom Industries Inc.	6,665	114
G&K Services Inc. Class A	3,379	107
Universal Forest Products Inc.	3,497	102
John Bean Technologies Corp.	5,178	102
Badger Meter Inc.	2,722	101
AZZ Inc.	2,260	100
* Consolidated Graphics Inc.	1,797	99
National Presto Industries Inc.	944	99
* SFN Group Inc.	9,238	96
* Navigant Consulting Inc.	9,329	94
* Kelly Services Inc. Class A	5,110	90
* Griffon Corp.	8,422	89
Encore Wire Corp.	3,441	84
Viad Corp.	3,654	83
* Aerovironment Inc.	2,725	82
Tredegar Corp.	4,151	80
* On Assignment Inc.	6,803	76
Standex International Corp.	2,259	75
Federal Signal Corp.	11,315	74
AAON Inc.	2,173	73
* Gibraltar Industries Inc.	5,590	73
Comfort Systems USA Inc.	6,852	71
Apogee Enterprises Inc.	5,126	68
Cascade Corp.	1,669	68
* GenCorp Inc.	10,780	68
Heidrick & Struggles International Inc.	3,171	66
Vicor Corp.	3,647	60
* Dolan Co.	5,595	59
* Powell Industries Inc.	1,645	57
* Orion Marine Group Inc.	5,048	54
* School Specialty Inc.	3,060	47
CDI Corp.	2,546	36
* NCI Building Systems Inc.	3,289	36
* Lydall Inc.	2,967	35
Lawson Products Inc.	674	13
Standard Register Co.	2,141	7
		15,030
Information Technology (19.1%)
* Veeco Instruments Inc.	7,533	434
* TriQuint Semiconductor Inc.	30,181	391
* Wright Express Corp.	7,135	385
* CACI International Inc. Class A	5,659	361
Anixter International Inc.	5,269	357
* Microsemi Corp.	15,954	352
* Viasat Inc.	7,649	339
* Progress Software Corp.	12,485	338
* CommVault Systems Inc.	8,015	331
* Hittite Microwave Corp.	4,599	292
* Taleo Corp. Class A	7,518	281
* Netgear Inc.	6,696	280
* FEI Co.	7,126	278
Cognex Corp.	7,611	269
* Cymer Inc.	5,554	266
MAXIMUS Inc.	3,167	265
* Plexus Corp.	6,967	260
* Take-Two Interactive Software Inc.	15,773	258

* JDA Software Group Inc.	7,786	257
* Arris Group Inc.	22,340	252
MKS Instruments Inc.	9,529	251
Littelfuse Inc.	4,158	249
* j2 Global Communications Inc.	8,466	245
Blackbaud Inc.	8,227	232
* MicroStrategy Inc. Class A	1,520	222
* Cabot Microelectronics Corp.	4,306	216
* Cirrus Logic Inc.	12,386	204
* Benchmark Electronics Inc.	11,348	196
* Diodes Inc.	6,706	196
Power Integrations Inc.	5,318	196
* Rofin-Sinar Technologies Inc.	5,274	191
* Websense Inc.	7,536	187
* Blue Coat Systems Inc.	8,037	184
* Scansource Inc.	5,001	177
* Synaptics Inc.	6,302	177
* DealerTrack Holdings Inc.	7,610	176
* Tessera Technologies Inc.	9,481	164
* Bottomline Technologies Inc.	6,187	161
* Kulicke & Soffa Industries Inc.	13,233	161
* DG FastChannel Inc.	4,491	159
* Netscout Systems Inc.	6,534	152
* Synchronoss Technologies Inc.	4,698	151
* DTS Inc.	3,246	150
* Ultratech Inc.	4,691	149
* RightNow Technologies Inc.	4,468	148
* Manhattan Associates Inc.	4,089	147
* SYNNEX Corp.	4,481	147
* Insight Enterprises Inc.	8,683	146
* Harmonic Inc.	18,562	145
Comtech Telecommunications Corp.	5,146	143
* OSI Systems Inc.	3,550	142
* Ceva Inc.	4,126	142
* Ebix Inc.	7,132	141
* Sourcefire Inc.	5,265	141
* Rogers Corp.	2,977	140
* Brooks Automation Inc.	12,263	139
* Stratasys Inc.	3,906	137
Heartland Payment Systems Inc.	7,206	137
* FARO Technologies Inc.	3,046	136
* Checkpoint Systems Inc.	7,489	136
* LogMeIn Inc.	3,102	135
* TTM Technologies Inc.	8,114	134
* comScore Inc.	4,779	134
* Radiant Systems Inc.	6,313	133
* Cardtronics Inc.	5,751	127
* Newport Corp.	6,966	127
* CSG Systems International Inc.	6,527	125
* Tyler Technologies Inc.	4,715	120
MTS Systems Corp.	2,899	119
* Tekelec	12,972	118
Park Electrochemical Corp.	3,909	118
* Brightpoint Inc.	12,853	116
* Standard Microsystems Corp.	4,324	116
* Monolithic Power Systems Inc.	6,680	116
* ATMI Inc.	5,973	115
* Volterra Semiconductor Corp.	4,614	114

Micrel Inc.	9,501	112
Black Box Corp.	3,363	111
* Intermec Inc.	8,714	105
* Mercury Computer Systems Inc.	5,449	104
* Advanced Energy Industries Inc.	6,992	104
Forrester Research Inc.	2,637	100
iGate Corp.	5,290	98
United Online Inc.	15,911	97
* LivePerson Inc.	8,082	96
* Avid Technology Inc.	5,240	91
* TeleTech Holdings Inc.	5,045	91
* Interactive Intelligence Inc.	2,416	88
EPIQ Systems Inc.	5,664	85
Methode Electronics Inc.	6,679	80
* Electro Scientific Industries Inc.	4,376	79
* Ciber Inc.	12,829	78
* Super Micro Computer Inc.	4,600	77
* EMS Technologies Inc.	2,838	74
* Monotype Imaging Holdings Inc.	5,196	74
Daktronics Inc.	6,448	69
* Rudolph Technologies Inc.	5,811	68
* Liquidity Services Inc.	3,213	67
* Oplink Communications Inc.	3,624	67
CTS Corp.	6,298	64
* Kopin Corp.	12,059	63
* Infospace Inc.	6,713	62
* Perficient Inc.	5,444	61
* Knot Inc.	5,832	60
Cohu Inc.	4,423	58
* Digi International Inc.	4,712	55
* Exar Corp.	8,416	53
* Supertex Inc.	2,446	53
* THQ Inc.	12,698	52
* Intevac Inc.	4,307	51
* Symmetricom Inc.	8,176	46
* Gerber Scientific Inc.	4,758	46
* Sigma Designs Inc.	5,080	46
* Pericom Semiconductor Corp.	4,768	44
Bel Fuse Inc. Class B	2,230	44
* Radisys Corp.	4,682	40
* Integral Systems Inc.	3,375	40
Pulse Electronics Corp.	7,822	38
* DSP Group Inc.	4,548	38
* NCI Inc. Class A	1,537	35
* Novatel Wireless Inc.	6,193	33
* Smith Micro Software Inc.	5,799	31
Stamps.com Inc.	2,015	25
* Agilysys Inc.	3,297	22
* PC-Tel Inc.	3,051	21
* Network Equipment Technologies Inc.	5,075	14
* LoJack Corp.	3,074	13
* Hutchinson Technology Inc.	3,927	10
* StarTek Inc.	2,005	9
		18,268
Materials (4.9%)
PolyOne Corp.	17,350	264
Eagle Materials Inc.	8,165	235

Balchem Corp.	5,328	230
Texas Industries Inc.	5,150	216
* OM Group Inc.	5,720	213
* RTI International Metals Inc.	5,571	213
HB Fuller Co.	9,115	203
Buckeye Technologies Inc.	7,164	183
* Calgon Carbon Corp.	10,497	181
AMCOL International Corp.	4,728	174
Schweitzer-Mauduit International Inc.	3,217	170
* Century Aluminum Co.	10,479	169
Arch Chemicals Inc.	4,676	169
Koppers Holdings Inc.	3,833	154
* Materion Corp.	3,817	151
A Schulman Inc.	5,894	150
* Clearwater Paper Corp.	2,128	147
Kaiser Aluminum Corp.	2,775	146
* LSB Industries Inc.	3,055	145
* STR Holdings Inc.	7,802	123
* KapStone Paper and Packaging Corp.	7,217	119
Deltic Timber Corp.	2,037	117
Quaker Chemical Corp.	2,316	101
Stepan Co.	1,406	94
Zep Inc.	3,976	74
Myers Industries Inc.	6,483	68
Hawkins Inc.	1,548	67
Neenah Paper Inc.	2,741	64
Wausau Paper Corp.	9,007	62
* AM Castle & Co.	3,142	58
Olympic Steel Inc.	1,717	50
American Vanguard Corp.	4,187	50
* Headwaters Inc.	11,234	41
* Kraton Performance Polymers Inc.	650	25
		4,626
Telecommunication Services (0.7%)
* Cincinnati Bell Inc.	37,557	119
NTELOS Holdings Corp.	5,632	117
* Neutral Tandem Inc.	6,001	102
* General Communication Inc. Class A	7,024	87
* Cbeyond Inc.	5,618	81
USA Mobility Inc.	4,088	67
Atlantic Tele-Network Inc.	1,678	64
		637
Utilities (3.6%)
Piedmont Natural Gas Co. Inc.	13,416	422
New Jersey Resources Corp.	7,717	356
Southwest Gas Corp.	8,535	333
UIL Holdings Corp.	9,284	308
South Jersey Industries Inc.	5,493	307
Avista Corp.	10,563	263
Unisource Energy Corp.	6,752	256
* El Paso Electric Co.	7,867	245
Allete Inc.	5,756	230
Northwest Natural Gas Co.	4,931	223
CH Energy Group Inc.	2,931	158
Laclede Group Inc.	4,151	156
American States Water Co.	3,513	121

Central Vermont Public Service Corp.		2,437	84
			3,462
Total Common Stocks (Cost $93,126)			95,632
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund (Cost $256)	0.155%	256	256

Total Investments (100.4%) (Cost $93,382)			95,888
Other Assets and Liabilities-Net (-0.4%)			(423)
Net Assets (100%)			95,465
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $93,382,000. Net unrealized appreciation of investment securities for tax purposes was $2,506,000, consisting of unrealized gains of $5,083,000 on securities that had risen in value since their purchase and $2,577,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Value Index

Schedule of Investments
As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.9%)
* Live Nation Entertainment Inc.	9,571	110
Pool Corp.	3,001	91
* Jack in the Box Inc.	3,115	69
* Helen of Troy Ltd.	1,890	61
Brunswick Corp.	2,736	59
Group 1 Automotive Inc.	1,456	56
Wolverine World Wide Inc.	1,310	51
Men's Wearhouse Inc.	1,457	50
* Meritage Homes Corp.	1,976	49
Hillenbrand Inc.	2,112	48
PEP Boys-Manny Moe & Jack	3,239	46
* OfficeMax Inc.	5,229	44
* Childrens Place Retail Stores Inc.	861	43
* Ruby Tuesday Inc.	4,003	42
Ethan Allen Interiors Inc.	1,764	41
* Vitamin Shoppe Inc.	1,000	41
Stage Stores Inc.	2,247	41
* Quiksilver Inc.	7,963	37
* Skechers U.S.A. Inc. Class A	2,090	37
* La-Z-Boy Inc.	3,176	35
Fred's Inc. Class A	2,403	35
* Red Robin Gourmet Burgers Inc.	951	35
* Pinnacle Entertainment Inc.	2,142	31
Drew Industries Inc.	1,170	31
Sonic Automotive Inc. Class A	2,164	28
* Genesco Inc.	628	28
Brown Shoe Co. Inc.	2,687	28
* Sonic Corp.	2,335	27
Callaway Golf Co.	3,934	27
* Liz Claiborne Inc.	3,862	25
Lithia Motors Inc. Class A	1,355	24
Finish Line Inc. Class A	1,039	24
* Standard Pacific Corp.	6,035	24
HOT Topic Inc.	2,761	22
* Jakks Pacific Inc.	1,032	21
* Winnebago Industries Inc.	1,776	20
* Corinthian Colleges Inc.	5,139	20
Superior Industries International Inc.	904	20
Cato Corp. Class A	696	19
* K-Swiss Inc. Class A	1,691	19
Standard Motor Products Inc.	1,209	18
* Papa John's International Inc.	546	18
Movado Group Inc.	1,048	17
Stein Mart Inc.	1,677	16
* Shuffle Master Inc.	1,505	16
* Rue21 Inc.	475	16
Oxford Industries Inc.	407	16
Blyth Inc.	329	15
* M/I Homes Inc.	1,150	15

Marcus Corp.	1,347	14
* Select Comfort Corp.	855	14
Christopher & Banks Corp.	2,218	13
Haverty Furniture Cos. Inc.	1,157	13
Nutrisystem Inc.	849	12
* MarineMax Inc.	1,383	12
* Tuesday Morning Corp.	2,263	11
* Arctic Cat Inc.	759	11
* Perry Ellis International Inc.	338	11
* Ruth's Hospitality Group Inc.	1,913	10
* EW Scripps Co. Class A	1,168	10
Spartan Motors Inc.	2,037	10
* Zale Corp.	1,449	9
* Multimedia Games Holding Co. Inc.	1,622	9
* Audiovox Corp. Class A	1,152	9
* O'Charleys Inc.	1,172	9
* Coldwater Creek Inc.	3,738	7
* Midas Inc.	883	6
Big 5 Sporting Goods Corp.	638	6
Skyline Corp.	291	5
* Monarch Casino & Resort Inc.	450	4
		1,911
Consumer Staples (3.5%)
Casey's General Stores Inc.	2,332	97
* Hain Celestial Group Inc.	1,611	58
* United Natural Foods Inc.	1,185	51
Sanderson Farms Inc.	1,152	51
Diamond Foods Inc.	537	40
* Central Garden and Pet Co. Class A	2,996	30
Snyders-Lance Inc.	1,415	30
Nash Finch Co.	740	28
Spartan Stores Inc.	1,377	26
* Prestige Brands Holdings Inc.	1,828	24
Andersons Inc.	538	23
B&G Foods Inc. Class A	1,241	23
* Alliance One International Inc.	5,293	20
WD-40 Co.	481	20
J&J Snack Foods Corp.	364	19
* Seneca Foods Corp. Class A	571	16
Cal-Maine Foods Inc.	307	9
		565
Energy (6.4%)
Holly Corp.	2,714	169
World Fuel Services Corp.	4,273	156
Bristow Group Inc.	2,233	103
Lufkin Industries Inc.	849	77
* Swift Energy Co.	1,654	65
* Tetra Technologies Inc.	4,701	64
* Pioneer Drilling Co.	3,319	49
* ION Geophysical Corp.	4,793	48
SEACOR Holdings Inc.	436	43
* Stone Energy Corp.	1,300	42
Penn Virginia Corp.	2,811	41
* Hornbeck Offshore Services Inc.	1,430	39
* Petroleum Development Corp.	951	34
Gulf Island Fabrication Inc.	875	30
* Basic Energy Services Inc.	878	24

* Matrix Service Co.	1,636	22
* Petroquest Energy Inc.	1,973	16
* Georesources Inc.	241	6
		1,028
Financials (24.0%)
* ProAssurance Corp.	1,871	131
Delphi Financial Group Inc.	3,348	98
LaSalle Hotel Properties	3,193	89
BioMed Realty Trust Inc.	4,266	87
Umpqua Holdings Corp.	7,041	84
Kilroy Realty Corp.	2,020	84
FNB Corp.	7,645	81
Whitney Holding Corp.	5,943	80
Entertainment Properties Trust	1,455	71
Post Properties Inc.	1,658	70
Wintrust Financial Corp.	2,148	70
Prospect Capital Corp.	5,954	70
Susquehanna Bancshares Inc.	7,963	69
Hancock Holding Co.	2,116	68
DiamondRock Hospitality Co.	5,661	65
Healthcare Realty Trust Inc.	2,858	63
Colonial Properties Trust	2,980	63
Old National Bancorp	5,819	63
Glacier Bancorp Inc.	4,406	63
Mid-America Apartment Communities Inc.	899	62
RLI Corp.	1,022	62
Home Properties Inc.	975	60
Extra Space Storage Inc.	2,740	60
Franklin Street Properties Corp.	4,347	59
PrivateBancorp Inc. Class A	3,580	59
United Bankshares Inc.	2,352	57
* Texas Capital Bancshares Inc.	2,270	57
First Midwest Bancorp Inc.	4,576	56
Selective Insurance Group Inc.	3,309	55
Sterling Bancshares Inc.	6,291	53
National Retail Properties Inc.	2,008	52
UMB Financial Corp.	1,161	49
Lexington Realty Trust	5,070	48
NBT Bancorp Inc.	2,125	47
Interactive Brokers Group Inc.	2,601	45
Columbia Banking System Inc.	2,426	44
Sovran Self Storage Inc.	1,038	44
Safety Insurance Group Inc.	926	42
Infinity Property & Casualty Corp.	757	40
Horace Mann Educators Corp.	2,437	40
Employers Holdings Inc.	2,349	39
National Penn Bancshares Inc.	5,163	39
Independent Bank Corp.	1,303	39
* Investment Technology Group Inc.	2,538	38
First Financial Bankshares Inc.	717	38
* Navigators Group Inc.	766	37
Community Bank System Inc.	1,455	36
First Commonwealth Financial Corp.	5,793	34
EastGroup Properties Inc.	709	33
* Pinnacle Financial Partners Inc.	2,099	33
PS Business Parks Inc.	562	32
Home Bancshares Inc.	1,340	32

Medical Properties Trust Inc.	2,591	32
* Piper Jaffray Cos.	961	32
Brookline Bancorp Inc.	3,626	32
Boston Private Financial Holdings Inc.	4,686	31
First Financial Bancorp	1,921	31
City Holding Co.	950	31
Provident Financial Services Inc.	2,125	30
Pennsylvania Real Estate Investment Trust	1,759	30
Inland Real Estate Corp.	3,165	29
S&T Bancorp Inc.	1,517	28
Trustco Bank Corp. NY	4,720	28
Simmons First National Corp. Class A	1,053	27
LTC Properties Inc.	923	27
* AMERISAFE Inc.	1,119	26
Tower Group Inc.	1,065	26
United Fire & Casualty Co.	1,297	25
Parkway Properties Inc.	1,336	24
* TradeStation Group Inc.	2,437	24
Meadowbrook Insurance Group Inc.	2,271	22
Acadia Realty Trust	1,003	21
Kite Realty Group Trust	3,924	20
* Nara Bancorp Inc.	2,308	20
* National Financial Partners Corp.	1,433	19
Universal Health Realty Income Trust	428	18
Sterling Bancorp	1,911	18
* Forestar Group Inc.	861	16
Cedar Shopping Centers Inc.	2,926	15
Bank of the Ozarks Inc.	316	15
Getty Realty Corp.	543	14
Presidential Life Corp.	1,319	14
Dime Community Bancshares Inc.	965	13
Urstadt Biddle Properties Inc. Class A	706	13
* United Community Banks Inc.	5,844	13
Calamos Asset Management Inc. Class A	810	12
Stewart Information Services Corp.	1,147	12
Tompkins Financial Corp.	305	12
SWS Group Inc.	1,811	12
Bank Mutual Corp.	2,830	11
Saul Centers Inc.	284	11
* Hanmi Financial Corp.	9,375	11
* Wilshire Bancorp Inc.	3,484	11
* LaBranche & Co. Inc.	2,252	9
* First BanCorp	1,318	7
M&T Bank Corp.	1	—
		3,862
Health Care (7.1%)
* Centene Corp.	3,041	106
* AMERIGROUP Corp.	1,183	84
Invacare Corp.	1,983	66
* RehabCare Group Inc.	1,524	57
* Amedisys Inc.	1,809	57
West Pharmaceutical Services Inc.	1,169	54
* Hanger Orthopedic Group Inc.	2,034	51
* Amsurg Corp. Class A	1,928	50
* CONMED Corp.	1,733	49
* PSS World Medical Inc.	1,563	46
* Gentiva Health Services Inc.	1,839	45

* Molina Healthcare Inc.	1,582	43
* Magellan Health Services Inc.	674	36
* Healthways Inc.	2,098	34
* Affymetrix Inc.	4,299	26
Meridian Bioscience Inc.	1,063	25
* Symmetry Medical Inc.	2,229	23
* PharMerica Corp.	1,786	22
* AMN Healthcare Services Inc.	2,377	20
* Greatbatch Inc.	623	18
Analogic Corp.	334	18
* Merit Medical Systems Inc.	896	17
* Medcath Corp.	1,234	17
* ICU Medical Inc.	377	16
* Omnicell Inc.	1,026	16
* Cross Country Healthcare Inc.	1,928	15
* Kendle International Inc.	924	14
* Savient Pharmaceuticals Inc.	1,621	14
* Emergent Biosolutions Inc.	550	14
* Natus Medical Inc.	757	13
* Palomar Medical Technologies Inc.	824	12
* eResearchTechnology Inc.	1,424	9
* LHC Group Inc.	332	9
* Cambrex Corp.	1,824	9
* SurModics Inc.	488	7
* CryoLife Inc.	1,045	6
Cantel Medical Corp.	247	6
* Medicines Co.	233	4
* LCA-Vision Inc.	745	4
		1,132
Industrials (22.1%)
* Esterline Technologies Corp.	1,871	142
* EMCOR Group Inc.	4,090	124
* Moog Inc. Class A	2,789	115
Brady Corp. Class A	3,230	111
* Teledyne Technologies Inc.	2,247	110
Actuant Corp. Class A	4,206	106
United Stationers Inc.	1,425	105
* Geo Group Inc.	3,951	97
Curtiss-Wright Corp.	2,842	97
Mueller Industries Inc.	2,326	86
Applied Industrial Technologies Inc.	2,319	83
Robbins & Myers Inc.	1,675	74
NorthWestern Corp.	2,221	73
Simpson Manufacturing Co. Inc.	2,462	69
CLARCOR Inc.	1,607	68
* Ceradyne Inc.	1,523	68
Barnes Group Inc.	2,769	67
ABM Industries Inc.	2,926	67
Briggs & Stratton Corp.	3,083	64
AAR Corp.	2,435	64
Watts Water Technologies Inc. Class A	1,794	63
* Insituform Technologies Inc. Class A	2,421	63
Kaman Corp.	1,601	58
Belden Inc.	1,566	56
Toro Co.	818	52
* HUB Group Inc. Class A	1,357	52
Skywest Inc.	3,303	51

Kaydon Corp.	1,305	47
Albany International Corp.	1,709	47
* Old Dominion Freight Line Inc.	1,238	46
* Astec Industries Inc.	1,224	46
Quanex Building Products Corp.	2,313	46
* Tetra Tech Inc.	1,635	40
Arkansas Best Corp.	1,558	38
* Dycom Industries Inc.	2,159	37
AO Smith Corp.	883	37
G&K Services Inc. Class A	1,146	36
Universal Forest Products Inc.	1,190	35
ESCO Technologies Inc.	912	34
Interface Inc. Class A	1,731	33
Knight Transportation Inc.	1,938	33
* SFN Group Inc.	3,161	33
* Navigant Consulting Inc.	3,146	32
* Orbital Sciences Corp.	1,671	31
* Kelly Services Inc. Class A	1,734	31
* Griffon Corp.	2,860	30
* Mobile Mini Inc.	1,332	30
Heartland Express Inc.	1,772	29
Encore Wire Corp.	1,165	28
Viad Corp.	1,236	28
Tredegar Corp.	1,404	27
Forward Air Corp.	759	27
* SYKES Enterprises Inc.	1,196	26
Standex International Corp.	766	25
Federal Signal Corp.	3,795	25
* On Assignment Inc.	2,228	25
* Gibraltar Industries Inc.	1,881	25
CIRCOR International Inc.	554	25
Comfort Systems USA Inc.	2,321	24
* GenCorp Inc.	3,675	23
Unifirst Corp.	430	23
* TrueBlue Inc.	1,561	23
Apogee Enterprises Inc.	1,713	23
Heidrick & Struggles International Inc.	1,073	22
Insperity Inc.	696	22
* Powell Industries Inc.	553	19
Cubic Corp.	344	18
Badger Meter Inc.	422	16
* School Specialty Inc.	994	15
John Bean Technologies Corp.	775	15
Cascade Corp.	371	15
* Aerovironment Inc.	496	15
* Lydall Inc.	1,059	13
AZZ Inc.	265	12
CDI Corp.	807	11
AAON Inc.	297	10
* NCI Building Systems Inc.	789	9
Lawson Products Inc.	249	5
Standard Register Co.	789	3
		3,553
Information Technology (12.9%)
* CACI International Inc. Class A	1,870	119
Anixter International Inc.	1,741	118
* Arris Group Inc.	7,472	84

* Benchmark Electronics Inc.	3,766	65
* Microsemi Corp.	2,684	59
* Scansource Inc.	1,650	58
* FEI Co.	1,370	53
MKS Instruments Inc.	1,998	53
* Cymer Inc.	1,091	52
* SYNNEX Corp.	1,468	48
* Insight Enterprises Inc.	2,846	48
* Take-Two Interactive Software Inc.	2,879	47
Comtech Telecommunications Corp.	1,681	47
* Brooks Automation Inc.	4,019	46
Heartland Payment Systems Inc.	2,357	45
* Checkpoint Systems Inc.	2,447	44
Cognex Corp.	1,109	39
* Tekelec	4,226	38
* Rofin-Sinar Technologies Inc.	1,064	38
* Brightpoint Inc.	4,151	38
* Plexus Corp.	982	37
Black Box Corp.	1,088	36
* Intermec Inc.	2,948	36
United Online Inc.	5,375	33
* Avid Technology Inc.	1,779	31
* Rogers Corp.	629	30
EPIQ Systems Inc.	1,938	29
Methode Electronics Inc.	2,251	27
* Ciber Inc.	4,358	27
* Harmonic Inc.	3,345	26
* Ultratech Inc.	797	25
* EMS Technologies Inc.	949	25
Park Electrochemical Corp.	819	25
* ATMI Inc.	1,253	24
* Cabot Microelectronics Corp.	472	24
* DealerTrack Holdings Inc.	988	23
* FARO Technologies Inc.	503	23
* Advanced Energy Industries Inc.	1,504	22
* Tessera Technologies Inc.	1,291	22
* Standard Microsystems Corp.	818	22
CTS Corp.	2,130	22
* Infospace Inc.	2,196	20
* LogMeIn Inc.	467	20
MTS Systems Corp.	485	20
* Newport Corp.	1,053	19
* Digi International Inc.	1,564	18
* THQ Inc.	4,230	17
* Electro Scientific Industries Inc.	966	17
* Gerber Scientific Inc.	1,558	15
Bel Fuse Inc. Class B	728	14
Cohu Inc.	1,026	14
* Rudolph Technologies Inc.	1,154	14
Daktronics Inc.	1,252	13
* DSP Group Inc.	1,454	12
* Super Micro Computer Inc.	704	12
* Supertex Inc.	511	11
* Knot Inc.	1,074	11
* TeleTech Holdings Inc.	580	11
* Intevac Inc.	840	10
Pulse Electronics Corp.	1,729	9
* Agilysys Inc.	1,222	8

* Radisys Corp.	877	8
* PC-Tel Inc.	1,092	8
* Symmetricom Inc.	1,323	8
* Exar Corp.	1,158	7
* Integral Systems Inc.	592	7
* Monotype Imaging Holdings Inc.	454	6
* Pericom Semiconductor Corp.	651	6
* Sigma Designs Inc.	586	5
* NCI Inc. Class A	190	4
* Hutchinson Technology Inc.	1,447	4
* StarTek Inc.	742	3
* LoJack Corp.	729	3
* Network Equipment Technologies Inc.	972	3
		2,065
Materials (5.7%)
Texas Industries Inc.	1,708	72
HB Fuller Co.	3,026	67
Arch Chemicals Inc.	1,537	56
Eagle Materials Inc.	1,879	54
A Schulman Inc.	1,935	49
* Clearwater Paper Corp.	702	49
Kaiser Aluminum Corp.	910	48
* RTI International Metals Inc.	1,183	45
PolyOne Corp.	2,354	36
* Century Aluminum Co.	2,188	35
Stepan Co.	474	32
Koppers Holdings Inc.	775	31
* Calgon Carbon Corp.	1,793	31
* OM Group Inc.	812	30
AMCOL International Corp.	803	29
Zep Inc.	1,327	25
Myers Industries Inc.	2,152	23
* LSB Industries Inc.	465	22
* STR Holdings Inc.	1,390	22
Deltic Timber Corp.	372	21
Neenah Paper Inc.	915	21
Wausau Paper Corp.	2,984	20
* AM Castle & Co.	1,039	19
* Materion Corp.	441	18
Olympic Steel Inc.	554	16
American Vanguard Corp.	1,333	16
* Headwaters Inc.	3,753	14
* Kraton Performance Polymers Inc.	132	5
		906
Telecommunication Services (0.5%)
* Cincinnati Bell Inc.	12,126	39
NTELOS Holdings Corp.	831	17
USA Mobility Inc.	837	14
* General Communication Inc. Class A	1,016	12
		82
Utilities (6.0%)
New Jersey Resources Corp.	2,547	117
Southwest Gas Corp.	2,811	110
UIL Holdings Corp.	3,091	102
Piedmont Natural Gas Co. Inc.	2,842	89
Avista Corp.	3,522	88
Unisource Energy Corp.	2,243	85

Allete Inc.	1,912	76
South Jersey Industries Inc.	1,049	59
CH Energy Group Inc.	960	52
Laclede Group Inc.	1,376	52
Northwest Natural Gas Co.	1,051	48
* El Paso Electric Co.	1,440	45
Central Vermont Public Service Corp.	795	27
American States Water Co.	530	18
		968
Total Common Stocks (Cost $14,662)		16,072
Total Investments (100.1%) (Cost $14,662)		16,072
Other Assets and Liabilities-Net (-0.1%)		(9)
Net Assets (100%)		16,063
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $14,662,000. Net unrealized appreciation of investment securities for tax purposes was $1,410,000, consisting of unrealized gains of $1,563,000 on securities that had risen in value since their purchase and $153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard S&P Small-Cap 600 Growth Index Fund

Schedule of Investments

As of May 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (17.6%)
* CROCS Inc.	6,122	139
* Carter's Inc.	3,983	126
* Iconix Brand Group Inc.	5,026	124
* Coinstar Inc.	2,198	117
* JOS A Bank Clothiers Inc.	1,908	109
* HSN Inc.	2,687	95
* Steven Madden Ltd.	1,608	90
* BJ's Restaurants Inc.	1,575	81
* Hibbett Sports Inc.	1,934	81
Arbitron Inc.	1,873	80
* Buffalo Wild Wings Inc.	1,262	79
Buckle Inc.	1,812	77
Wolverine World Wide Inc.	1,957	77
Cracker Barrel Old Country Store Inc.	1,604	76
Texas Roadhouse Inc. Class A	4,064	70
Men's Wearhouse Inc.	2,012	69
* Cabela's Inc.	2,787	68
Monro Muffler Brake Inc.	2,089	68
Brunswick Corp.	3,057	66
PF Chang's China Bistro Inc.	1,578	64
* DineEquity Inc.	1,080	58
Finish Line Inc. Class A	2,498	58
CEC Entertainment Inc.	1,397	57
* American Public Education Inc.	1,280	56
* Capella Education Co.	1,121	54
* True Religion Apparel Inc.	1,757	52
* Blue Nile Inc.	1,004	50
* Maidenform Brands Inc.	1,619	49
* Select Comfort Corp.	2,876	47
* Peet's Coffee & Tea Inc.	902	46
* Pre-Paid Legal Services Inc.	677	45
Hillenbrand Inc.	1,947	44
* Lumber Liquidators Holdings Inc.	1,628	44
* Zumiez Inc.	1,432	43
* Genesco Inc.	927	42
* Childrens Place Retail Stores Inc.	820	41
* Biglari Holdings Inc.	100	40
* Interval Leisure Group Inc.	2,801	38
Cato Corp. Class A	1,262	34
* California Pizza Kitchen Inc.	1,691	31
Volcom Inc.	1,172	29
Sturm Ruger & Co. Inc.	1,281	28
* Pinnacle Entertainment Inc.	1,891	27
Universal Technical Institute Inc.	1,458	26
* Universal Electronics Inc.	1,031	26
* Vitamin Shoppe Inc.	632	26
* Papa John's International Inc.	759	25
* Shuffle Master Inc.	2,036	22
PetMed Express Inc.	1,543	20

Oxford Industries Inc.	505	19
* Sonic Corp.	1,596	18
* Rue21 Inc.	512	17
* Perry Ellis International Inc.	477	15
* Jakks Pacific Inc.	711	14
* Liz Claiborne Inc.	2,140	14
* Kirkland's Inc.	1,066	14
Nutrisystem Inc.	896	13
Superior Industries International Inc.	572	13
* Kid Brands Inc.	1,494	8
Big 5 Sporting Goods Corp.	802	8
* EW Scripps Co. Class A	841	7
Skyline Corp.	146	3
* Monarch Casino & Resort Inc.	268	2
		3,079
Consumer Staples (4.6%)
* Darling International Inc.	8,059	154
* TreeHouse Foods Inc.	2,447	149
* United Natural Foods Inc.	2,000	87
Diamond Foods Inc.	911	68
* Boston Beer Co. Inc. Class A	632	53
* Hain Celestial Group Inc.	1,155	41
B&G Foods Inc. Class A	1,918	36
Snyders-Lance Inc.	1,650	35
J&J Snack Foods Corp.	586	30
Andersons Inc.	674	29
WD-40 Co.	638	27
* Medifast Inc.	929	25
Inter Parfums Inc.	1,044	23
Calavo Growers Inc.	843	19
* Prestige Brands Holdings Inc.	1,437	18
Cal-Maine Foods Inc.	589	18
		812
Energy (3.2%)
Lufkin Industries Inc.	1,168	106
SEACOR Holdings Inc.	993	99
* Gulfport Energy Corp.	2,565	76
* Stone Energy Corp.	1,931	62
Contango Oil & Gas Co.	887	55
* ION Geophysical Corp.	5,191	53
* Swift Energy Co.	1,043	41
* Georesources Inc.	980	24
* Petroleum Development Corp.	548	20
* Basic Energy Services Inc.	631	17
* Petroquest Energy Inc.	1,632	13
		566
Financials (14.8%)
* Signature Bank	2,802	159
Tanger Factory Outlet Centers	5,609	154
* Stifel Financial Corp.	3,548	143
* Ezcorp Inc. Class A	3,449	113
Cash America International Inc.	2,044	106
* Portfolio Recovery Associates Inc.	1,182	102
Mid-America Apartment Communities Inc.	1,457	100
Home Properties Inc.	1,523	94
National Retail Properties Inc.	3,532	91
* First Cash Financial Services Inc.	2,169	91

BioMed Realty Trust Inc.	4,267	87
Entertainment Properties Trust	1,577	77
* World Acceptance Corp.	1,097	73
Extra Space Storage Inc.	3,346	73
Kilroy Realty Corp.	1,718	71
Post Properties Inc.	1,523	64
DiamondRock Hospitality Co.	5,165	59
Medical Properties Trust Inc.	4,785	59
LaSalle Hotel Properties	2,105	59
optionsXpress Holdings Inc.	2,924	54
EastGroup Properties Inc.	1,057	50
Colonial Properties Trust	2,225	47
Tower Group Inc.	1,654	40
Healthcare Realty Trust Inc.	1,800	40
PS Business Parks Inc.	660	38
Lexington Realty Trust	3,645	34
Acadia Realty Trust	1,638	34
First Financial Bankshares Inc.	634	34
UMB Financial Corp.	764	33
Sovran Self Storage Inc.	747	31
Pennsylvania Real Estate Investment Trust	1,824	31
LTC Properties Inc.	1,026	30
First Financial Bancorp	1,855	30
Getty Realty Corp.	1,122	29
* Forestar Group Inc.	1,502	27
Bank of the Ozarks Inc.	549	27
Community Bank System Inc.	908	23
* eHealth Inc.	1,534	20
National Penn Bancshares Inc.	2,604	20
Saul Centers Inc.	475	19
* National Financial Partners Corp.	1,386	18
Universal Health Realty Income Trust	395	17
Provident Financial Services Inc.	1,160	17
Inland Real Estate Corp.	1,753	16
Urstadt Biddle Properties Inc. Class A	831	16
Dime Community Bancshares Inc.	835	12
Meadowbrook Insurance Group Inc.	1,143	11
Tompkins Financial Corp.	235	9
Calamos Asset Management Inc. Class A	456	7
		2,589
Health Care (19.2%)
* Regeneron Pharmaceuticals Inc.	5,092	306
* Healthspring Inc.	4,511	198
* Salix Pharmaceuticals Ltd.	4,016	161
* American Medical Systems Holdings Inc.	5,302	159
* Cubist Pharmaceuticals Inc.	4,104	158
* HMS Holdings Corp.	1,925	150
* AMERIGROUP Corp.	2,085	148
* Haemonetics Corp.	1,755	119
* Align Technology Inc.	4,724	116
Quality Systems Inc.	1,321	114
* Viropharma Inc.	5,401	104
* Parexel International Corp.	4,049	102
* Questcor Pharmaceuticals Inc.	4,315	100
Chemed Corp.	1,460	99
* Zoll Medical Corp.	1,498	91
* Par Pharmaceutical Cos. Inc.	2,483	85

* Magellan Health Services Inc.	1,407	74
* Integra LifeSciences Holdings Corp.	1,426	73
* MWI Veterinary Supply Inc.	861	73
* Neogen Corp.	1,601	72
* PSS World Medical Inc.	2,067	60
* IPC The Hospitalist Co. Inc.	1,122	57
* Cyberonics Inc.	1,676	55
* Abaxis Inc.	1,548	48
Computer Programs & Systems Inc.	758	48
* Air Methods Corp.	774	47
West Pharmaceutical Services Inc.	994	46
* Bio-Reference Labs Inc.	1,681	42
Meridian Bioscience Inc.	1,650	39
Landauer Inc.	648	39
* Merit Medical Systems Inc.	1,432	28
Analogic Corp.	517	28
Ensign Group Inc.	911	27
* Greatbatch Inc.	911	26
* Savient Pharmaceuticals Inc.	3,070	26
* Corvel Corp.	450	24
* Arqule Inc.	3,056	22
* Emergent Biosolutions Inc.	878	22
* Hi-Tech Pharmacal Co. Inc.	696	20
* Natus Medical Inc.	1,162	19
* LHC Group Inc.	714	19
* Omnicell Inc.	1,149	18
* ICU Medical Inc.	404	18
* Almost Family Inc.	574	17
* Kensey Nash Corp.	578	15
Cantel Medical Corp.	599	14
* SurModics Inc.	670	10
* Enzo Biochem Inc.	2,364	9
* eResearchTechnology Inc.	1,415	9
* Medicines Co.	419	8
* Palomar Medical Technologies Inc.	388	5
* CryoLife Inc.	747	4
* LCA-Vision Inc.	443	3
		3,374
Industrials (9.2%)
* II-VI Inc.	1,765	100
Healthcare Services Group Inc.	4,581	78
Toro Co.	1,217	78
CLARCOR Inc.	1,663	71
* EnPro Industries Inc.	1,416	65
* Tetra Tech Inc.	2,441	59
Lindsay Corp.	863	58
* Old Dominion Freight Line Inc.	1,501	56
Robbins & Myers Inc.	1,257	55
AO Smith Corp.	1,312	54
American Science & Engineering Inc.	624	54
Belden Inc.	1,494	54
Interface Inc. Class A	2,494	48
Allegiant Travel Co. Class A	1,041	48
* Exponent Inc.	964	41
Forward Air Corp.	1,163	41
* Orbital Sciences Corp.	2,146	40
* HUB Group Inc. Class A	1,054	40

* Consolidated Graphics Inc.	688	38
National Presto Industries Inc.	359	38
* Mobile Mini Inc.	1,604	36
Cubic Corp.	696	36
Knight Transportation Inc.	2,083	36
* SYKES Enterprises Inc.	1,477	32
ESCO Technologies Inc.	808	30
Kaydon Corp.	792	29
Unifirst Corp.	530	28
AZZ Inc.	565	25
Heartland Express Inc.	1,493	25
CIRCOR International Inc.	551	24
Insperity Inc.	769	24
Vicor Corp.	1,351	22
* Dolan Co.	2,110	22
John Bean Technologies Corp.	1,097	22
Badger Meter Inc.	570	21
* Orion Marine Group Inc.	1,862	20
* TrueBlue Inc.	1,284	19
AAON Inc.	485	16
* Aerovironment Inc.	480	15
Cascade Corp.	224	9
* NCI Building Systems Inc.	279	3
		1,610
Information Technology (25.5%)
* Veeco Instruments Inc.	2,804	162
* TriQuint Semiconductor Inc.	11,231	145
* Wright Express Corp.	2,654	143
* Viasat Inc.	2,872	127
* Progress Software Corp.	4,632	125
* CommVault Systems Inc.	3,010	124
* Hittite Microwave Corp.	1,727	110
* Taleo Corp. Class A	2,819	105
* Netgear Inc.	2,513	105
MAXIMUS Inc.	1,186	99
* JDA Software Group Inc.	2,918	96
Littelfuse Inc.	1,559	94
* j2 Global Communications Inc.	3,172	92
Blackbaud Inc.	3,078	87
* MicroStrategy Inc. Class A	565	83
* Cirrus Logic Inc.	4,683	77
* Diodes Inc.	2,512	73
Power Integrations Inc.	1,989	73
* Websense Inc.	2,804	70
* Blue Coat Systems Inc.	3,013	69
* Synaptics Inc.	2,330	65
* Microsemi Corp.	2,888	64
* Kulicke & Soffa Industries Inc.	4,938	60
* Bottomline Technologies Inc.	2,297	60
* DG FastChannel Inc.	1,662	59
* Plexus Corp.	1,522	57
Cognex Corp.	1,587	56
* Netscout Systems Inc.	2,410	56
* Synchronoss Technologies Inc.	1,738	56
* DTS Inc.	1,200	55
* RightNow Technologies Inc.	1,639	54
* Manhattan Associates Inc.	1,504	54

* Cabot Microelectronics Corp.	1,073	54
* Ebix Inc.	2,660	53
* Ceva Inc.	1,523	52
* OSI Systems Inc.	1,304	52
* Sourcefire Inc.	1,934	52
* Stratasys Inc.	1,450	51
* TTM Technologies Inc.	2,972	49
* comScore Inc.	1,751	49
* Radiant Systems Inc.	2,316	49
* Cardtronics Inc.	2,109	47
* CSG Systems International Inc.	2,387	46
* FEI Co.	1,123	44
* Take-Two Interactive Software Inc.	2,669	44
* Tyler Technologies Inc.	1,720	44
* Monolithic Power Systems Inc.	2,422	42
* Volterra Semiconductor Corp.	1,679	41
Micrel Inc.	3,483	41
* Cymer Inc.	854	41
* DealerTrack Holdings Inc.	1,731	40
* Mercury Computer Systems Inc.	2,077	40
Forrester Research Inc.	1,003	38
iGate Corp.	2,007	37
* LivePerson Inc.	3,064	36
* Tessera Technologies Inc.	2,064	36
MKS Instruments Inc.	1,312	35
* Interactive Intelligence Inc.	921	33
* Rofin-Sinar Technologies Inc.	773	28
* LogMeIn Inc.	621	27
* Ultratech Inc.	836	27
* Oplink Communications Inc.	1,379	26
* Liquidity Services Inc.	1,192	25
* FARO Technologies Inc.	557	25
* Newport Corp.	1,364	25
* Harmonic Inc.	3,080	24
* Kopin Corp.	4,479	23
* TeleTech Holdings Inc.	1,273	23
* Perficient Inc.	2,035	23
MTS Systems Corp.	518	21
* Monotype Imaging Holdings Inc.	1,431	20
* Rogers Corp.	388	18
* Standard Microsystems Corp.	666	18
* Super Micro Computer Inc.	971	16
* ATMI Inc.	797	15
Park Electrochemical Corp.	491	15
* Advanced Energy Industries Inc.	958	14
* Novatel Wireless Inc.	2,198	12
* Exar Corp.	1,774	11
* Smith Micro Software Inc.	2,116	11
Daktronics Inc.	1,045	11
* Sigma Designs Inc.	1,236	11
* Electro Scientific Industries Inc.	580	10
* Rudolph Technologies Inc.	890	10
Stamps.com Inc.	826	10
* Knot Inc.	934	10
* Pericom Semiconductor Corp.	1,004	9
* Symmetricom Inc.	1,538	9
* NCI Inc. Class A	336	8
* Intevac Inc.	632	8

* Supertex Inc.		340	7
Cohu Inc.		523	7
* Integral Systems Inc.		575	7
* Radisys Corp.		726	6
Pulse Electronics Corp.		900	4
* Network Equipment Technologies Inc.		970	3
* LoJack Corp.		433	2
			4,480
Materials (4.0%)
Balchem Corp.		1,990	86
Buckeye Technologies Inc.		2,676	68
Schweitzer-Mauduit International Inc.		1,194	63
PolyOne Corp.		3,836	58
* OM Group Inc.		1,208	45
* KapStone Paper and Packaging Corp.		2,649	44
Quaker Chemical Corp.		865	38
* Materion Corp.		917	36
* Calgon Carbon Corp.		1,869	32
AMCOL International Corp.		842	31
* LSB Industries Inc.		604	29
* RTI International Metals Inc.		746	29
Eagle Materials Inc.		952	27
Hawkins Inc.		589	26
* Century Aluminum Co.		1,428	23
Koppers Holdings Inc.		557	22
* STR Holdings Inc.		1,280	20
Deltic Timber Corp.		321	19
* Kraton Performance Polymers Inc.		108	4
			700
Telecommunication Services (0.8%)
* Neutral Tandem Inc.		2,287	39
* Cbeyond Inc.		2,135	31
Atlantic Tele-Network Inc.		629	24
NTELOS Holdings Corp.		1,125	23
* General Communication Inc. Class A		1,572	19
USA Mobility Inc.		599	10
			146
Utilities (1.2%)
Piedmont Natural Gas Co. Inc.		1,804	57
South Jersey Industries Inc.		885	50
* El Paso Electric Co.		1,319	41
Northwest Natural Gas Co.		664	30
American States Water Co.		680	23
			201
Total Common Stocks (Cost $14,976)			17,557
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $3)	0.155%	3,431	3

Total Investments (100.1%) (Cost $14,979)			17,560
Other Assets and Liabilities-Net (-0.1%)			(14)
Net Assets (100%)			17,546

S&P Small-Cap 600 Growth Index Fund

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At May 31, 2011, the cost of investment securities for tax purposes was $14,979,000. Net unrealized appreciation of investment securities for tax purposes was $2,581,000, consisting of unrealized gains of $2,749,000 on securities that had risen in value since their purchase and $168,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 25, 2011
VANGUARD ADMIRAL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 25, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.